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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

___________________________________________________________________________________________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

___________________________________________________________________________________________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

___________________________________________________________________________________________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for three of its series, Evergreen Market Index Fund, Evergreen Market Index Growth Fund, Evergreen Market Index Value Fund for the year ended May 31, 2008. These three series have a May 31, fiscal year end.

Date of reporting period: May 31, 2008

Item 1 - Reports to Stockholders.

Evergreen Market Index Funds

Evergreen

MARKET INDEX FUNDS

Annual Report
as of May 31, 2008

Evergreen Investments™
MUTUAL FUNDS

This annual report must be preceded or accompanied by a prospectus of the Evergreen funds contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, each fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of each fund’s proxy voting policies and procedures, as well as information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. Each fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer Subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2008

Dear Shareholder,

We are pleased to provide the Annual Report for the Evergreen Market Index Funds for the twelve-month period ended May 31, 2008 (the “period”).

U.S. equity prices declined during the period as markets reflected concerns over the health of the economy and the deteriorating housing market. With clear evidence of decelerating growth, most major stock market benchmarks declined during the first five months of 2008. The declines wiped out modest gains that had been recorded earlier in the fiscal year, before problems that first surfaced in the housing and mortgage markets widened to affect the capital markets. The volatility affected shares of companies of all sizes, although growth stocks tended to hold up better than value stocks. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to the subprime mortgage market, while energy stocks performed well, boosted by rapidly rising oil and natural gas prices. Widespread credit problems, meanwhile, exerted a major influence on the fixed income markets, both taxable and tax-exempt. Treasuries and other high-quality securities rallied, while the prices of securities exposed to credit risks fell in an investor flight to quality. Over the period, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

The U.S. economy continued to defy expectations for recession. Despite many bleak forecasts, the economy’s growth during the first half of 2008 tracked at an approximately 1% annual pace. Corporate profits, employment and other key economic indicators showed clear evidence of deterioration. Problems in the credit markets, which first appeared in subprime mortgages, resulted in a drying up of loans for ordinary consumer and commercial activity, accentuating the weakening effects of declining home prices. Strength in exports and government spending, plus aggressive monetary and federal policies, however, acted as countervailing forces to sustain positive growth. The Federal Reserve Board (the “Fed”) aggressively cut the key fed funds rate from 5.25% to 2% between September 2007 and April 2008. The central bank then held rates steady at its June 2008 meeting as it warily watched for evidence of inflationary pressures emanating from higher energy and commodity prices.

During the period, the portfolio manager of Evergreen’s market index funds maintained a strict investment discipline, employing quantitative-based methodologies to generate performance consistent with the underlying stock market indexes of each portfolio. Evergreen Market Index Fund is designed to reflect the results of the Standard & Poor’s 500 Index, a benchmark for the overall stock market. Evergreen Market Index Growth Fund is designed to reflect the performance of the Russell 1000 Growth Index, a standard for large cap growth stocks, while Evergreen Market Index Value Fund is intended to be in line with the Russell 1000 Value Index, which reflects the performance of large cap value stocks.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Notice to Shareholders:

Dennis Ferro, president and chief executive officer (CEO) of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current president of Global Distribution, will succeed Mr. Ferro as president and CEO at that time. Additionally, David Germany has been named the new chief investment officer (CIO). Please visit our Web site for additional information regarding these announcements.

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Market Index Fund

FUND AT A GLANCE

as of May 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002

Average annual return
1-year	-6.71%
5-year	9.74%
Since portfolio inception	10.58%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Fund Class I shares versus a similar investment in the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Market Index Fund

PORTFOLIO MANAGER COMMENTARY

The fund's Class I shares returned -6.71% for the twelve-month period ended May 31, 2008. During the same period, the S&P 500 returned -6.70%.

The fund’s objective is to seek investment results that achieve price and yield performance similar to the S&P 500 Index.

The portfolio management team uses an investment process designed to control trading and implementation costs and reduce tracking error as much as possible. As a result, the fund’s performance should closely align with that of the index (before fees and expenses). Periodic rebalancing takes place to reflect the frequent changes in the companies that are part of the index.

The fiscal year was a period in which the domestic stock market produced overall negative returns. The S&P 500, as measured by market capitalization, is heavily weighted in Financials, Information Technology, and Energy. Energy companies, however, were the leading contributors in the benchmark, as measured by market capitalization, followed by Consumer Staples and Materials. Within Energy, integrated oil companies Chevron and ExxonMobil were the top performers. In Consumer Staples, retailer Wal-Mart and consumer products company Proctor & Gamble were the top performers. In materials, chemical and fertilizer company Monsanto and mining corporation Freeport-McMoran Copper & Gold led the charge.

Financial stocks proved to be the worst-performing group for the fiscal year, followed by Consumer Discretionary. Within financials, Citigroup and American International Group were the weakest performers, followed by Time Warner and Home Depot in Consumer Discretionary. In other sectors, pharmaceutical corporations Pfizer and Merck detracted the most within the Health Care sector, which was the third-worst performing group in the S&P.

Individual stock performance was led mostly by companies classified as Energy. Out of the top ten performing stocks in the index, only two came from outside this category: Monsanto in Materials and Fluor in Industrials. The top performer within Energy was oil company Hess, followed by Consol Energy. In contrast, the worst-performing stocks were largely within the Financials sector. They included Ambac Financial, Bear Stearns, and MBIA, the three bottom-performing securities in the benchmark.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The fund's investment objective may be changed without a vote of the fund's shareholders.

”Standard & Poor's,• ”S&P,• ”S&P 500,• ”Standard & Poor's 500• and ”500• are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

All data is as of May 31, 2008, and subject to change.

Market Index Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	12/1/2007	5/31/2008	Period*

Actual
Class I	$1,000.00	$955.34	$0.15
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.85	$0.15
*	Expenses are equal to the Fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

Market Index Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Year Ended May 31,

	2008	2007	2006	2005	2004

Net asset value, beginning of period	$14.48	$14.50	$13.81	$12.97	$11.02

Income from investment operations
Net investment income (loss)	0.28[1]	0.27[1]	0.27[1]	0.30	0.18
Net realized and unrealized gains or losses on investments	(1.24)	2.76	0.91	0.76	1.83

Total from investment operations	(0.96)	3.03	1.18	1.06	2.01

Distributions to shareholders from
Net investment income	(0.23)	(0.30)	(0.32)	(0.20)	(0.06)
Net realized gains	(0.18)	(2.75)	(0.17)	(0.02)	0

Total distributions to shareholders	(0.41)	(3.05)	(0.49)	(0.22)	(0.06)

Net asset value, end of period	$13.11	$14.48	$14.50	$13.81	$12.97

Total return	(6.71)%	22.78%	8.56%	8.24%	18.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$351,138	$558,366	$406,581	$722,863	$716,998
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.03%	0.03%	0.03%	0.03%	0.02%
Expenses excluding waivers/reimbursements and expense reductions	0.46%	0.46%	0.46%	0.46%	0.45%
Net investment income (loss)	2.01%	1.93%	1.90%	2.08%	1.70%
Portfolio turnover rate	7%	5%	6%	6%	2%

1	Net investment income (loss) per share is based on average shares outstanding during the period.

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Fund

May 31, 2008

	Shares	Value

COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 8.5%
Auto Components 0.2%
Goodyear Tire & Rubber Co. *	6,867	$174,490
Johnson Controls, Inc.	16,977	578,237

		752,727

Automobiles 0.3%
Ford Motor Co. * Þ	63,102	429,094
General Motors Corp. Þ	16,185	276,763
Harley-Davidson, Inc. Þ	6,819	283,466

		989,323

Distributors 0.1%
Genuine Parts Co.	4,726	207,991

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	3,927	187,672
H&R Block, Inc.	9,303	217,132

		404,804

Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	12,481	499,989
Darden Restaurants, Inc.	4,097	140,322
International Game Technology	8,944	318,943
Marriott International, Inc., Class A	8,604	283,158
McDonald's Corp.	32,928	1,953,289
Starbucks Corp. *	20,883	379,862
Starwood Hotels & Resorts Worldwide, Inc.	5,383	260,537
Wendy's International, Inc. Þ	2,499	74,120
Wyndham Worldwide Corp. *	5,061	110,735
Yum! Brands, Inc.	13,595	539,721

		4,560,676

Household Durables 0.4%
Black & Decker Corp. Þ	1,742	112,707
Centex Corp. Þ	3,499	65,886
D.R. Horton, Inc. Þ	7,834	99,570
Fortune Brands, Inc.	4,404	305,990
Harman International Industries, Inc.	1,729	77,321
KB Home	2,201	45,143
Leggett & Platt, Inc. Þ	4,792	91,527
Lennar Corp., Class A Þ	3,977	67,132
Newell Rubbermaid, Inc.	7,911	158,853
Pulte Homes, Inc.	6,111	74,738
Snap-On, Inc.	1,649	102,106
Stanley Works Þ	2,238	108,722
Whirlpool Corp.	2,162	159,296

		1,468,991

Internet & Catalog Retail 0.3%
Amazon.com, Inc. * Þ	8,819	719,807
Expedia, Inc. *	5,961	144,554

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2008

IAC/InterActiveCorp	5,166	116,493

		980,854

Leisure Equipment & Products 0.1%
Brunswick Corp. Þ	2,504	34,305
Eastman Kodak Co. Þ	8,239	126,221
Hasbro, Inc. Þ	4,077	147,750
Mattel, Inc.	10,332	208,087

		516,363

Media 2.9%
CBS Corp., Class B	19,463	420,011
Clear Channel Communications, Inc.	14,235	498,510
Comcast Corp., Class A	86,091	1,937,047
DIRECTV Group, Inc. * Þ	20,372	572,453
E.W. Scripps Co., Class A Þ	2,560	120,576
Gannett Co., Inc. Þ	6,570	189,282
Interpublic Group of Cos. * Þ	13,471	134,306
McGraw-Hill Cos.	9,229	382,911
Meredith Corp. Þ	1,078	35,369
New York Times Co., Class A Þ	4,111	71,614
News Corp., Class A	65,786	1,180,859
Omnicom Group, Inc.	9,167	449,275
Time Warner, Inc.	102,254	1,623,793
Viacom, Inc., Class B *	18,324	656,366
Walt Disney Co.	53,839	1,808,990
Washington Post Co., Class B	166	104,318

		10,185,680

Multi-line Retail 0.8%
Big Lots, Inc. * Þ	2,327	72,277
Dillard's, Inc., Class A Þ	1,633	26,585
Family Dollar Stores, Inc.	4,018	85,985
J.C. Penney Co., Inc.	6,339	255,081
Kohl's Corp. *	8,968	401,766
Macy's, Inc.	12,380	293,035
Nordstrom, Inc. Þ	5,118	179,028
Sears Holdings Corp. * Þ	2,086	176,726
Target Corp.	23,408	1,249,051

		2,739,534

Specialty Retail 1.6%
Abercrombie & Fitch Co., Class A Þ	2,463	178,814
AutoNation, Inc. * Þ	3,860	60,949
AutoZone, Inc. *	1,229	155,542
Bed, Bath & Beyond, Inc. *	7,490	238,631
Best Buy Co., Inc. Þ	10,075	470,402
GameStop Corp., Class A *	4,602	228,259
Gap, Inc.	13,002	237,286
Home Depot, Inc.	48,252	1,320,175
Limited Brands, Inc.	8,885	172,191
Lowe's Cos.	41,819	1,003,656
Office Depot, Inc. *	7,805	99,124
OfficeMax, Inc.	2,170	47,046
RadioShack Corp. Þ	3,748	54,908
Sherwin-Williams Co. Þ	2,914	163,621

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2008

Staples, Inc.	20,042	469,985
Tiffany & Co.	3,631	178,028
TJX Cos.	12,495	400,590

		5,479,207

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	10,062	365,251
Jones Apparel Group, Inc.	2,475	41,630
Liz Claiborne, Inc. Þ	2,844	49,656
Nike, Inc., Class B	10,947	748,446
Polo Ralph Lauren Corp. Þ	1,684	117,627
VF Corp.	2,508	189,856

		1,512,466

CONSUMER STAPLES 10.5%
Beverages 2.4%
Anheuser-Busch Companies, Inc.	20,447	1,174,884
Brown-Forman Corp., Class B Þ	2,412	181,334
Coca-Cola Co.	57,145	3,272,123
Coca-Cola Enterprises, Inc.	8,222	165,591
Constellation Brands, Inc., Class A *	5,549	118,305
Molson Coors Brewing Co., Class B	3,933	228,114
Pepsi Bottling Group, Inc.	3,923	127,184
PepsiCo, Inc.	45,798	3,128,003

		8,395,538

Food & Staples Retailing 2.7%
Costco Wholesale Corp.	12,431	886,579
CVS Caremark Corp.	40,940	1,751,823
Kroger Co.	19,234	531,628
Safeway, Inc.	12,586	401,116
SUPERVALU, Inc.	6,048	212,103
Sysco Corp.	17,257	532,551
Wal-Mart Stores, Inc.	67,558	3,900,799
Walgreen Co.	28,345	1,020,987
Whole Foods Market, Inc. Þ	3,989	115,681

		9,353,267

Food Products 1.6%
Archer Daniels Midland Co.	18,401	730,520
Campbell Soup Co.	6,295	210,757
ConAgra Foods, Inc.	13,941	328,729
Dean Foods Co.	4,327	94,112
General Mills, Inc.	9,629	608,553
H.J. Heinz Co.	9,011	449,739
Hershey Co. Þ	4,810	188,504
Kellogg Co.	7,451	386,036
Kraft Foods, Inc., Class A	43,840	1,423,923
McCormick & Co., Inc.	3,659	137,505
Sara Lee Corp.	20,362	280,588
Tyson Foods, Inc., Class A	7,828	147,480
Wm. Wrigley Jr. Co.	6,188	477,280

		5,463,726

Household Products 2.2%
Clorox Co.	3,970	226,806

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2008

Colgate-Palmolive Co.	14,577	1,083,946
Kimberly-Clark Corp.	12,016	766,621
Procter & Gamble Co.	87,991	5,811,805

		7,889,178

Personal Products 0.2%
Avon Products, Inc.	12,202	476,610
Estee Lauder Cos., Class A Þ	3,263	155,319

		631,929

Tobacco 1.4%
Altria Group, Inc.	60,280	1,341,833
Philip Morris International, Inc. *	60,280	3,174,345
Reynolds American, Inc. Þ	4,892	268,668
UST, Inc.	4,274	236,053

		5,020,899

ENERGY 14.2%
Energy Equipment & Services 3.1%
Baker Hughes, Inc.	8,846	783,933
BJ Services Co.	8,376	252,955
Cameron International Corp. *	6,242	332,262
ENSCO International, Inc.	4,115	295,580
Halliburton Co.	25,165	1,222,516
Nabors Industries, Ltd. * Þ	8,025	337,371
National Oilwell Varco, Inc. *	11,815	984,426
Noble Corp.	7,681	484,978
Rowan Companies, Inc. Þ	3,183	140,529
Schlumberger, Ltd.	34,245	3,463,197
Smith International, Inc.	5,742	453,159
Transocean, Inc. *	9,085	1,364,476
Weatherford International, Ltd. *	19,398	885,131

		11,000,513

Oil, Gas & Consumable Fuels 11.1%
Anadarko Petroleum Corp.	13,383	1,003,323
Apache Corp.	9,521	1,276,385
Chesapeake Energy Corp. Þ	13,751	753,142
Chevron Corp.	59,376	5,887,130
ConocoPhillips	44,646	4,156,543
Consol Energy, Inc.	5,218	509,068
Devon Energy Corp.	12,706	1,473,134
El Paso Corp. Þ	20,037	391,723
EOG Resources, Inc.	7,063	908,514
Exxon Mobil Corp.	152,967	13,577,351
Hess Corp.	7,975	979,410
Marathon Oil Corp.	20,271	1,041,727
Murphy Oil Corp.	5,425	502,626
Noble Energy, Inc.	4,913	478,772
Occidental Petroleum Corp.	23,519	2,162,102
Peabody Energy Corp.	7,749	572,806
Range Resources Corp.	4,286	281,847
Spectra Energy Corp.	18,085	488,657
Sunoco, Inc.	3,363	149,553
Tesoro Corp. Þ	3,934	97,760
Valero Energy Corp.	15,287	777,191

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2008

Williams Cos.	16,727	636,295
XTO Energy, Inc.	14,591	928,279

		39,033,338

FINANCIALS 15.9%
Capital Markets 2.9%
American Capital Strategies, Ltd. Þ	5,578	178,496
Ameriprise Financial, Inc.	6,489	306,670
Bank of New York Mellon Corp.	32,634	1,453,192
Charles Schwab Corp.	26,846	595,444
E*TRADE Financial Corp. * Þ	13,209	54,157
Federated Investors, Inc., Class B	2,473	91,031
Franklin Resources, Inc.	4,496	455,085
Goldman Sachs Group, Inc.	11,297	1,992,904
Janus Capital Group, Inc. Þ	4,224	122,496
Legg Mason, Inc.	3,855	207,437
Lehman Brothers Holdings, Inc. Þ	15,170	558,408
Merrill Lynch & Co., Inc.	27,778	1,220,010
Morgan Stanley	31,582	1,396,872
Northern Trust Corp.	5,488	417,088
State Street Corp.	11,078	797,838
T. Rowe Price Group, Inc. Þ	7,541	436,775

		10,283,903

Commercial Banks 2.6%
BB&T Corp. Þ	15,617	491,467
Comerica, Inc. Þ	4,303	159,986
Fifth Third Bancorp	15,234	284,876
First Horizon National Corp. Þ	5,330	51,115
Huntington Bancshares, Inc. Þ	10,472	93,306
KeyCorp	11,401	221,977
M&T Bank Corp. Þ	2,202	190,825
Marshall & Ilsley Corp. Þ	7,485	173,951
National City Corp. Þ	21,734	126,927
PNC Financial Services Group, Inc.	9,743	625,988
Regions Financial Corp. Þ	19,831	353,388
SunTrust Banks, Inc.	10,031	523,718
U.S. Bancorp	49,457	1,641,478
Wachovia Corp. ° Þ	60,838	1,447,944
Wells Fargo & Co.	94,262	2,598,803
Zions Bancorp Þ	3,063	131,985

		9,117,734

Consumer Finance 0.8%
American Express Co.	33,055	1,532,099
Capital One Financial Corp. Þ	10,664	513,152
Discover Financial Services	13,699	234,938
NetApp, Inc. *	9,822	239,460
SLM Corp.	13,340	302,418

		2,822,067

Diversified Financial Services 3.9%
Bank of America Corp.	127,012	4,319,678
CIT Group, Inc. Þ	8,070	80,700
Citigroup, Inc.	148,858	3,258,502
CME Group, Inc., Class A Þ	1,524	655,777

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2008

IntercontinentalExchange, Inc.	2,005	277,091
JPMorgan Chase & Co.	97,869	4,208,367
Leucadia National Corp. Þ	4,837	262,649
Moody's Corp. Þ	5,881	218,067
NYSE Euronext	7,577	484,322

		13,765,153

Insurance 3.8%
ACE, Ltd.	9,432	566,580
AFLAC, Inc.	13,574	911,223
Allstate Corp.	16,023	816,212
Ambac Financial Group, Inc. Þ	8,201	25,669
American International Group, Inc.	77,009	2,772,324
AON Corp.	8,736	412,252
Assurant, Inc.	2,735	186,062
Chubb Corp.	10,586	569,103
Cincinnati Financial Corp.	4,731	165,680
Genworth Financial, Inc., Class A	12,370	273,377
Hartford Financial Services Group, Inc.	8,978	638,066
Lincoln National Corp.	7,564	417,230
Loews Corp.	12,570	623,095
Marsh & McLennan Cos. Þ	14,897	405,645
MBIA, Inc. Þ	6,009	41,823
MetLife, Inc.	20,276	1,217,168
Principal Financial Group, Inc.	7,387	398,012
Progressive Corp.	19,396	389,084
Prudential Financial, Inc.	12,752	952,574
SAFECO Corp.	2,566	171,922
Torchmark Corp.	2,601	164,929
Travelers Companies, Inc.	17,736	883,430
UnumProvident Corp.	9,920	238,874
XL Capital, Ltd., Class A	5,087	177,587

		13,417,921

Real Estate Investment Trusts 1.2%
Apartment Investment & Management Co., Class A Þ	2,623	103,792
AvalonBay Communities, Inc. Þ	2,197	222,336
Boston Properties, Inc.	3,416	333,880
Developers Diversified Realty Corp.	3,415	135,507
Equity Residential	7,710	326,056
General Growth Properties, Inc. Þ	7,627	316,978
HCP, Inc.	6,701	229,576
Host Hotels & Resorts, Inc.	14,969	257,317
Kimco Realty Corp.	7,230	284,501
Plum Creek Timber Co., Inc. Þ	4,893	228,259
ProLogis	7,383	457,229
Public Storage, Inc.	3,561	313,831
Simon Property Group, Inc.	6,377	633,619
Vornado Realty Trust	3,859	377,140

		4,220,021

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A * Þ	4,968	111,581

Thrifts & Mortgage Finance 0.6%
Countrywide Financial Corp.	16,606	87,348

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2008

Fannie Mae	30,315	819,111
Freddie Mac	18,472	469,558
Hudson City Bancorp, Inc.	14,821	263,814
MGIC Investment Corp. Þ	3,576	42,984
Sovereign Bancorp, Inc. Þ	13,682	125,053
Washington Mutual, Inc. Þ	30,252	272,873

		2,080,741

HEALTH CARE 11.4%
Biotechnology 1.3%
Amgen, Inc. *	31,097	1,369,201
Biogen Idec, Inc. *	8,513	534,191
Celgene Corp. *	12,439	757,037
Genzyme Corp. *	7,652	523,856
Gilead Sciences, Inc. *	26,558	1,469,189

		4,653,474

Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	18,139	1,108,293
Becton, Dickinson & Co.	6,978	589,292
Boston Scientific Corp. *	38,401	510,349
C.R. Bard, Inc.	2,869	261,653
Covidien, Ltd.	14,260	714,283
Hospira, Inc. *	4,537	190,282
Intuitive Surgical, Inc. *	1,105	324,417
Medtronic, Inc.	32,109	1,626,963
St. Jude Medical, Inc. *	9,836	400,817
Stryker Corp.	6,819	440,166
Varian Medical Systems, Inc. *	3,593	170,811
Zimmer Holdings, Inc. *	6,667	485,358

		6,822,684

Health Care Providers & Services 1.9%
Aetna, Inc.	14,199	669,625
AmerisourceBergen Corp.	4,649	192,143
Cardinal Health, Inc.	10,196	576,482
CIGNA Corp.	8,008	325,125
Coventry Health Care, Inc. *	4,423	203,591
Express Scripts, Inc. *	7,228	521,211
Humana, Inc. *	4,866	248,409
Laboratory Corp. of America Holdings *	3,159	233,103
McKesson Corp.	8,274	476,996
Medco Health Solutions, Inc. *	14,980	725,781
Patterson Companies, Inc. *	3,698	125,769
Quest Diagnostics, Inc. Þ	4,496	226,643
Tenet Healthcare Corp. * Þ	13,564	80,028
UnitedHealth Group, Inc.	35,779	1,223,999
WellPoint, Inc. *	15,495	864,931

		6,693,836

Health Care Technology 0.0%
IMS Health, Inc.	5,242	127,066

Life Sciences Tools & Services 0.4%
Applera Corp. - Applied Biosystems	4,786	166,361
Millipore Corp. * Þ	1,573	114,279

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2008

PerkinElmer, Inc.	3,363	95,106
Thermo Fisher Scientific, Inc. *	11,969	706,410
Waters Corp. *	2,858	175,824

		1,257,980

Pharmaceuticals 5.9%
Abbott Laboratories	44,196	2,490,445
Allergan, Inc.	8,747	504,002
Barr Pharmaceuticals, Inc. *	3,085	135,123
Bristol-Myers Squibb Co.	56,594	1,289,777
Eli Lilly & Co.	28,282	1,361,495
Forest Laboratories, Inc. *	8,903	319,707
Johnson & Johnson	80,989	5,405,206
King Pharmaceuticals, Inc. *	7,035	72,179
Merck & Co., Inc.	61,910	2,412,014
Mylan Laboratories, Inc. Þ	8,703	116,185
Pfizer, Inc.	193,309	3,742,462
Schering-Plough Corp.	46,347	945,479
Watson Pharmaceuticals, Inc. * Þ	2,964	84,652
Wyeth	38,255	1,701,200

		20,579,926

INDUSTRIALS 11.7%
Aerospace & Defense 2.9%
Boeing Co.	21,868	1,810,014
General Dynamics Corp.	11,500	1,059,725
Goodrich Corp.	3,576	231,761
Honeywell International, Inc.	21,283	1,268,892
L-3 Communications Holdings, Inc.	3,500	375,865
Lockheed Martin Corp.	9,802	1,072,731
Northrop Grumman Corp.	9,662	729,095
Precision Castparts Corp.	3,972	479,818
Raytheon Co.	12,191	778,517
Rockwell Collins Corp.	4,643	284,941
United Technologies Corp.	28,063	1,993,595

		10,084,954

Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	4,899	315,986
Expeditors International of Washington, Inc. Þ	6,094	286,906
FedEx Corp.	8,848	811,450
United Parcel Service, Inc., Class B	29,574	2,100,345

		3,514,687

Airlines 0.1%
Southwest Airlines Co. Þ	21,034	274,704

Building Products 0.1%
Masco Corp. Þ	10,427	193,317
Trane, Inc.	4,969	230,661

		423,978

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc. *	9,641	129,864
Avery Dennison Corp.	3,044	157,009
Cintas Corp.	3,735	110,257

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2008

Equifax, Inc. Þ	3,707	141,459
Monster Worldwide, Inc. * Þ	3,589	88,612
Pitney Bowes, Inc.	6,035	219,131
R.R. Donnelley & Sons Co.	6,143	201,675
Robert Half International, Inc.	4,541	111,618
Waste Management, Inc.	14,163	537,203

		1,696,828

Construction & Engineering 0.2%
Fluor Corp.	2,533	472,531
Jacobs Engineering Group, Inc. *	3,469	328,792

		801,323

Electrical Equipment 0.5%
Cooper Industries, Inc. Þ	5,040	235,015
Emerson Electric Co.	22,508	1,309,516
Rockwell Automation, Inc.	4,242	248,369

		1,792,900

Industrial Conglomerates 3.2%
3M Co.	20,233	1,569,271
General Electric Co.	285,509	8,770,836
Textron, Inc.	7,110	444,731
Tyco International, Ltd.	13,866	626,605

		11,411,443

Machinery 2.0%
Caterpillar, Inc.	17,841	1,474,380
Cummins, Inc.	5,781	407,098
Danaher Corp.	7,281	569,228
Deere & Co.	12,467	1,014,066
Dover Corp.	5,488	296,791
Eaton Corp.	4,689	453,332
Illinois Tool Works, Inc.	11,450	614,865
Ingersoll-Rand Co., Ltd., Class A	7,795	343,292
ITT Corp.	5,191	342,606
Manitowoc Co. Þ	3,713	144,436
Paccar, Inc.	10,484	559,741
Pall Corp.	3,505	143,039
Parker Hannifin Corp.	4,818	407,940
Terex Corp. *	2,905	207,272

		6,978,086

Road & Rail 1.1%
Burlington Northern Santa Fe Corp.	8,462	956,629
CSX Corp.	11,533	796,469
Norfolk Southern Corp.	10,760	725,009
Ryder System, Inc.	1,660	121,894
Union Pacific Corp.	14,908	1,227,077

		3,827,078

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	1,919	175,128

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2008

INFORMATION TECHNOLOGY 16.5%
Communications Equipment 2.6%
Ciena Corp. * Þ	2,489	76,064
Cisco Systems, Inc. *	170,436	4,554,050
Corning, Inc.	45,015	1,230,710
JDS Uniphase Corp. * Þ	6,430	79,539
Juniper Networks, Inc. *	14,970	411,974
Motorola, Inc.	64,469	601,496
QUALCOMM, Inc.	46,098	2,237,597
Tellabs, Inc. * Þ	11,831	64,361

		9,255,791

Computers & Peripherals 4.7%
Apple, Inc. *	25,129	4,743,099
Dell, Inc. *	58,393	1,346,543
EMC Corp. *	60,059	1,047,429
Hewlett-Packard Co.	70,487	3,317,118
International Business Machines Corp.	39,581	5,122,969
Lexmark International, Inc., Class A * Þ	2,715	100,075
QLogic Corp. * Þ	3,841	60,649
SanDisk Corp. *	6,550	185,430
Sun Microsystems, Inc. *	22,667	293,538
Teradata Corp.	5,135	138,696

		16,355,546

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	10,437	390,240
Jabil Circuit, Inc.	5,949	75,671
Molex, Inc.	4,020	111,917
Tyco Electronics, Ltd.	13,936	559,112

		1,136,940

Internet Software & Services 1.8%
Akamai Technologies, Inc. * Þ	4,779	186,620
eBay, Inc. *	31,894	957,139
Google, Inc., Class A *	6,630	3,883,854
VeriSign, Inc. * Þ	5,567	222,903
Yahoo!, Inc. *	38,232	1,023,088

		6,273,604

IT Services 0.9%
Affiliated Computer Services, Inc., Class A *	2,744	148,725
Automatic Data Processing, Inc.	14,946	643,425
Cognizant Technology Solutions Corp., Class A *	8,244	290,848
Computer Sciences Corp. *	4,679	229,973
Convergys Corp. *	3,624	58,455
Electronic Data Systems Corp.	14,562	356,624
Fidelity National Information Services, Inc.	4,893	197,090
Fiserv, Inc. *	4,701	246,144
Paychex, Inc.	9,254	319,726
Total System Services, Inc.	5,685	139,396
Unisys Corp. *	10,105	51,131
Western Union Co.	21,434	506,700

		3,188,237

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2008

Office Electronics 0.1%
Xerox Corp.	26,235	356,271

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. * Þ	17,314	119,120
Altera Corp.	8,787	203,331
Analog Devices, Inc. Þ	8,404	295,064
Applied Materials, Inc.	38,702	766,687
Broadcom Corp., Class A *	13,365	383,442
Intel Corp.	165,490	3,836,058
KLA-Tencor Corp.	4,862	224,235
Linear Technology Corp. Þ	6,318	232,313
LSI Corp. *	18,902	137,418
MEMC Electronic Materials, Inc. *	6,531	448,419
Microchip Technology, Inc. Þ	5,398	198,862
Micron Technology, Inc. * Þ	21,742	175,458
National Semiconductor Corp.	6,486	136,530
Novellus Systems, Inc. * Þ	2,915	69,639
NVIDIA Corp. *	15,885	392,360
Teradyne, Inc. *	4,985	68,494
Texas Instruments, Inc.	37,922	1,231,707
Xilinx, Inc. Þ	8,186	222,659

		9,141,796

Software 3.5%
Adobe Systems, Inc. *	15,206	669,976
Autodesk, Inc. *	6,602	271,738
BMC Software, Inc. *	5,493	220,269
CA, Inc.	11,156	296,080
Citrix Systems, Inc. *	5,298	181,351
Compuware Corp. *	7,840	79,890
Electronic Arts, Inc. *	9,057	454,661
Intuit, Inc. *	9,370	271,355
Microsoft Corp.	228,849	6,481,004
Novell, Inc. *	10,068	71,282
Oracle Corp. *	113,086	2,582,884
Symantec Corp. *	24,201	525,888

		12,106,378

MATERIALS 3.7%
Chemicals 2.0%
Air Products & Chemicals, Inc.	6,131	624,872
Ashland, Inc.	1,601	85,926
Dow Chemical Co.	26,865	1,085,346
E.I. DuPont de Nemours & Co.	25,714	1,231,958
Eastman Chemical Co. Þ	2,280	174,671
Ecolab, Inc.	5,018	224,957
Hercules, Inc.	3,245	66,944
International Flavors & Fragrances, Inc.	2,317	97,221
Monsanto Co.	15,668	1,996,103
PPG Industries, Inc. Þ	4,684	295,233
Praxair, Inc.	8,957	851,452
Rohm & Haas Co. Þ	3,584	193,464
Sigma-Aldrich Corp.	3,700	217,412

		7,145,559

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2008

Construction Materials 0.1%
Vulcan Materials Co. Þ	3,099	238,406

Containers & Packaging 0.1%
Ball Corp.	2,789	151,443
Bemis Co., Inc.	2,849	75,783
Pactiv Corp. *	3,728	91,821
Sealed Air Corp.	4,621	112,567

		431,614

Metals & Mining 1.2%
Alcoa, Inc.	23,284	945,097
Allegheny Technologies, Inc. Þ	2,886	216,450
Freeport-McMoRan Copper & Gold, Inc.	10,944	1,266,330
Newmont Mining Corp.	12,960	615,989
NuCor Corp.	8,951	669,535
Titanium Metals Corp. Þ	2,827	49,190
United States Steel Corp.	3,368	581,687

		4,344,278

Paper & Forest Products 0.3%
International Paper Co.	12,230	332,901
MeadWestvaco Corp.	4,971	127,904
Weyerhaeuser Co.	5,992	373,481

		834,286

TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	172,573	6,885,663
CenturyTel, Inc.	3,049	107,965
Citizens Communications Co. Þ	9,371	109,266
Embarq Corp.	4,386	207,546
Qwest Communications International, Inc. * Þ	43,961	213,211
Verizon Communications, Inc.	82,086	3,157,848
Windstream Corp.	12,980	173,153

		10,854,652

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A *	11,572	529,072
Sprint Nextel Corp.	81,457	762,437

		1,291,509

UTILITIES 3.7%
Electric Utilities 2.3%
Allegheny Energy, Inc. *	4,781	261,760
American Electric Power Co., Inc.	11,449	484,636
CMS Energy Corp. Þ	6,438	100,368
Consolidated Edison, Inc. Þ	7,781	321,355
Duke Energy Corp.	36,108	667,276
Edison International	9,316	495,891
Entergy Corp.	5,466	660,129
Exelon Corp.	18,906	1,663,729
FirstEnergy Corp.	8,716	686,036
FPL Group, Inc.	11,647	786,406
Pepco Holdings, Inc.	5,750	155,480

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2008

Pinnacle West Capital Corp. Þ	2,873	97,050
PPL Corp.	10,675	547,734
Progress Energy, Inc.	7,437	318,006
Southern Co.	21,865	791,513

		8,037,369

Gas Utilities 0.1%
Nicor, Inc. Þ	1,290	52,671
Questar Corp.	4,941	317,311

		369,982

Independent Power Producers & Energy Traders 0.3%
AES Corp. *	19,135	372,750
Constellation Energy Group, Inc.	5,087	438,652
Dynegy, Inc., Class A *	14,178	133,556

		944,958

Multi-Utilities 1.0%
Ameren Corp.	5,968	271,246
CenterPoint Energy, Inc. Þ	9,359	158,541
Dominion Resources, Inc.	16,436	760,987
DTE Energy Co. Þ	4,667	206,468
Integrys Energy Group, Inc. Þ	2,185	112,200
NiSource, Inc. Þ	7,839	141,808
PG&E Corp.	10,172	402,709
Public Service Enterprise Group, Inc.	14,538	643,452
Sempra Energy Þ	7,471	431,898
TECO Energy, Inc. Þ	6,030	122,831
Xcel Energy, Inc. Þ	12,270	261,474

		3,513,614

Total Common Stocks (cost $228,751,452)		349,342,990

	Principal Amount	Value

SHORT-TERM INVESTMENTS 6.0%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bills:
1.38%, 07/03/2008 ƒ ß	$50,000	49,941
1.57%, 06/05/2008 ƒ ß	100,000	99,987

		149,928

	Shares	Value

MUTUAL FUND SHARES 6.0%
Evergreen Institutional Money Market Fund, Class I, 2.52% q ø	1,216,251	1,216,251
Navigator Prime Portfolio, 2.74% § ÞÞ	19,771,121	19,771,121

		20,987,372

Total Short-Term Investments (cost $21,137,300)		21,137,300

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund

May 31, 2008

Total Investments (cost $249,888,752) 105.5%	370,480,290
Other Assets and Liabilities (5.5%)	(19,342,015)

Net Assets 100.0%	$351,138,275

*	Non-income producing security
Þ	All or a portion of this security is on loan.
°

Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $2,042,598 at May 31, 2008. The Fund earned $158,670 of income from Wachovia Corporation during the year ended May 31, 2008 which is included in income from affiliates.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.
§	Rate shown is the 1-day annualized yield at period end.
ÞÞ	All or a portion of this security represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of May 31, 2008:

Information Technology	16.7%
Financials	15.9%
Energy	14.3%
Industrials	11.7%
Health Care	11.5%
Consumer Staples	10.5%
Consumer Discretionary	8.5%
Materials	3.7%
Utilities	3.7%
Telecommunication Services	3.5%

100.0%

See Combined Notes to Financial Statements

Market Index Fund

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2008

Assets
Investments in securities, at value (cost $246,629,903) including $22,593,525 of securities loaned	$367,816,095
Investments in affiliates, at value (cost $3,258,849)	2,664,195

Total investments	370,480,290
Receivable for securities sold	57,063
Dividends receivable	753,617
Receivable for daily variation margin on open futures contracts	3,828
Receivable for securities lending income	12,135
Receivable from investment advisor	2,937

Total assets	371,309,870

Liabilities
Payable for securities purchased	356,925
Payable for securities on loan	19,771,121
Due to related parties	2,975
Accrued expenses and other liabilities	40,574

Total liabilities	20,171,595

Net assets	$351,138,275

Net assets represented by
Paid-in capital	$186,453,399
Undistributed net investment income	9,234,611
Accumulated net realized gains on investments	34,749,068
Net unrealized gains on investments	120,701,197

Total net assets	$351,138,275

Shares outstanding (unlimited number of shares authorized)
Class I	26,789,084

Net asset value per share
Class I	$13.11

See Combined Notes to Financial Statements

Market Index Fund

STATEMENT OF OPERATIONS

Year Ended May 31, 2008

Investment income
Dividends	$8,937,605
Income from affiliates	471,765
Securities lending	115,146
Interest	16,176

Total investment income	9,540,692

Expenses
Advisory fee	1,498,958
Administrative services fee	466,535
Transfer agent fees	62
Trustees' fees and expenses	8,260
Printing and postage expenses	10,351
Custodian and accounting fees	116,697
Registration and filing fees	1,897
Professional fees	29,891
Other	13,534

Total expenses	2,146,185
Less: Expense reductions	(8,800)
Fee waivers and expense reimbursements	(2,022,622)

Net expenses	114,763

Net investment income	9,425,929

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	35,683,780
Futures contracts	(320,190)

Net realized gains on investments	35,363,590
Net change in unrealized gains or losses on investments	(82,016,910)

Net realized and unrealized gains or losses on investments	(46,653,320)

Net decrease in net assets resulting from operations	$(37,227,391)

See Combined Notes to Financial Statements

Market Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2008		2007

Operations
Net investment income		$9,425,929		$9,131,218
Net realized gains on investments		35,363,590		6,502,723
Net change in unrealized gains or losses on investments		(82,016,910)		82,150,520

Net increase (decrease) in net assets resulting from operations		(37,227,391)		97,784,461

Distributions to shareholders from
Net investment income		(9,035,174)		(11,565,258)
Net realized gains		(7,122,511)		(87,788,507)

Total distributions to shareholders		(16,157,685)		(99,353,765)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	0	0	3,940,886	64,000,000
Net asset value of shares issued in reinvestment of distributions	1,172,071	16,157,685	7,339,094	99,353,765
Payment for shares redeemed	(12,945,583)	(170,000,000)	(750,751)	(10,000,000)

Net increase (decrease) in net assets resulting from capital share transactions		(153,842,315)		153,353,765

Total increase (decrease) in net assets		(207,227,391)		151,784,461
Net assets
Beginning of period		558,365,666		406,581,205

End of period		$351,138,275		$558,365,666

Undistributed net investment income		$9,234,611		$9,014,730

See Combined Notes to Financial Statements

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Market Index Growth Fund

FUND AT A GLANCE

as of May 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class inception date	Class I 10/15/2002

Average annual return
1-year	-0.14%
5-year	9.21%
Since portfolio inception	9.79%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Growth Fund Class I shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Market Index Growth Fund

PORTFOLIO MANAGER COMMENTARY

The fund's Class I shares returned -0.14% for the twelve-month period ended May 31, 2008. During the same period, the Russell 1000 Growth returned -0.17%.

The fund’s objective is to seek investment results that achieve price and yield performance similar to the Russell 1000 Growth® Index.

The portfolio management team uses an investment process designed to control trading and implementation costs and reduce tracking error as much as possible. As a result, the fund’s performance should closely align with that of the index (before fees and expenses). Periodic rebalancing takes place in order to reflect changes in the composition of companies in the index.

The overall domestic stock market produced negative returns during the fiscal year, with growth-oriented stocks, which the benchmark index is de signed to track, faring better than value stocks. The composition of the benchmark, as measured by market capitalization, is heavily weighted toward Information Technology-oriented companies, followed by Health Care stocks. By sector, however, the leading contributors to the benchmark’s return came from Energy, followed by stocks in the Information Technology and Materials groups. Within Energy, oil field services corporations Schlumberger and National Oilwell Varco were the top contributors. Apple and IBM led the way in Information Technology, while the top contributors in Materials were chemicals and fertilizer company Monsanto and miner Freeport-McMoRan Copper and Gold.

Groups in the benchmark that detracted the most from performance for the fiscal year were the Consumer Discretionary, Health Care and Financials sectors, as measured by market capitalization. Within Consumer Discretionary, hardware retailer Lowe’s and communications and publishing corporation McGraw-Hill were the worst performers. United Health, an HMO, and pharmaceutical corporation Merck were the most notable detractors within Health Care. American Express and SLM Corp., a student loan institution, were the worst performers within Financials, as measured by market capitalization.

Top performers as measured by return, irrespective of market capitalization, were dispersed among different sectors, although somewhat skewed towards Energy companies. The top individual performer was Continental Resources, an Information Technology services corporation, followed by First Solar, an Industrials company that specializes in solar energy technology. Fertilizer producer Mosaic was the leading performer among Materials stocks in the index. In contrast, the worst-performing securities in the benchmark were transaction processor MoneyGram International in Information Technology and First Marblehead, a Financials firm specializing in securitizing student loans. Cheniere Energy, a liquefied natural gas corporation, also was noteworthy among the detractors.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

“Russell 1000 Growth Index” is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

The fund's investment objective may be changed without a vote of the fund's shareholders.

All data is as of May 31, 2008, and subject to change.

Market Index Growth Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period*

Actual
Class I	$1,000.00	$976.37	$0.15

Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,024.85	$0.15
*	Expenses are equal to the Fund’s annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

Market Index Growth Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Year Ended May 31,

	2008	2007	2006	2005	2004

Net asset value, beginning of period	$15.36	$13.44	$12.99	$12.77	$10.86

Income from investment operations
Net investment income (loss)	0.22	0.14	0.18	0.15	0.12
Net realized and unrealized gains or losses on investments	(0.23)	2.53	0.62	0.27	1.83

Total from investment operations	(0.01)	2.67	0.80	0.42	1.95

Distributions to shareholders from
Net investment income	(0.17)	(0.16)	(0.15)	(0.12)	(0.04)
Net realized gains	(0.17)	(0.59)	(0.20)	(0.08)	0

Total distributions to shareholders	(0.34)	(0.75)	(0.35)	(0.20)	(0.04)

Net asset value, end of period	$15.01	$15.36	$13.44	$12.99	$12.77

Total return	(0.14)%	20.34%	6.11%	3.28%	17.97%

Ratios and supplemental data
Net assets, end of period (thousands)	$729,526	$945,116	$721,771	$854,566	$678,560
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.03%	0.03%	0.03%	0.03%	0.02%
Expenses excluding waivers/reimbursements and expense reductions	0.46%	0.46%	0.46%	0.46%	0.45%
Net investment income (loss)	1.21%	1.23%	1.12%	1.45%	1.03%
Portfolio turnover rate	24%	18%	25%	15%	9%

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Growth Fund

May 31, 2008

	Shares	Value

COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 10.8%
Auto Components 0.4%
Autoliv, Inc.	4,242	$231,910
BorgWarner, Inc.	2,362	122,139
Gentex Corp. Þ	13,900	244,084
Goodyear Tire & Rubber Co. *	23,360	593,577
Johnson Controls, Inc.	45,718	1,557,155
Wabco Holdings, Inc.	5,860	306,244

		3,055,109

Automobiles 0.2%
Harley-Davidson, Inc. Þ	23,522	977,810
Thor Industries, Inc. Þ	3,072	82,821

		1,060,631

Diversified Consumer Services 0.3%
Apollo Group, Inc., Class A *	14,085	673,122
Career Education Corp. * Þ	8,715	159,397
H&R Block, Inc.	31,453	734,113
Hillenbrand, Inc. *	1,027	22,748
ITT Educational Services, Inc. *	3,967	288,123
Weight Watchers International, Inc. * Þ	3,449	144,203

		2,021,706

Hotels, Restaurants & Leisure 1.8%
Boyd Gaming Corp. Þ	5,479	87,390
Brinker International, Inc.	10,242	224,607
Burger King Holdings, Inc. *	6,188	176,667
Carnival Corp.	17,688	708,581
Cheesecake Factory, Inc. * Þ	6,532	130,836
Choice Hotels International, Inc. Þ	3,456	119,750
Darden Restaurants, Inc.	13,771	471,657
International Game Technology	30,720	1,095,475
Las Vegas Sands Corp. * Þ	10,160	705,511
Marriott International, Inc., Class A	29,380	966,896
McDonald's Corp.	22,850	1,355,462
MGM MIRAGE *	10,703	526,695
Orient Express Hotels, Ltd. Þ	3,908	183,832
Panera Bread Co., Class A * Þ	2,611	135,615
Penn National Gaming, Inc. *	7,152	331,996
Scientific Games Corp., Class A * Þ	6,318	204,261
Starbucks Corp. *	72,152	1,312,445
Starwood Hotels & Resorts Worldwide, Inc.	18,339	887,608
Tim Hortons, Inc. Þ	18,445	612,190
Wendy's International, Inc.	8,498	252,051
Wyndham Worldwide Corp. *	1,314	28,750
Wynn Resorts, Ltd. *	5,342	534,360
Yum! Brands, Inc.	46,313	1,838,626

		12,891,261

Household Durables 0.3%
Black & Decker Corp. Þ	3,149	203,740

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2008

Centex Corp. Þ	597	11,242
Garmin, Ltd. Þ	11,250	547,312
Harman International Industries, Inc. Þ	5,890	263,401
Jarden Corp. * Þ	3,431	64,331
Newell Rubbermaid, Inc.	14,044	282,004
NVR, Inc. *	173	97,809
Pulte Homes, Inc. Þ	7,340	89,768
Stanley Works	2,447	118,875
Whirlpool Corp. Þ	5,504	405,535

		2,084,017

Internet & Catalog Retail 0.4%
Amazon.com, Inc. *	29,649	2,419,951
IAC/InterActiveCorp	1,140	25,707
Liberty Media Corp. - Interactive, Ser. A *	35,490	602,975
NutriSystem, Inc. Þ	3,076	63,120

		3,111,753

Leisure Equipment & Products 0.1%
Hasbro, Inc.	4,551	164,928
Mattel, Inc.	16,007	322,381
Pool Corp. Þ	4,802	98,969

		586,278

Media 3.0%
Cablevision Systems Corp., Class A *	7,088	192,156
Central European Media Enterprises, Ltd., Class A	3,023	321,587
Clear Channel Communications, Inc.	10,346	362,317
Clear Channel Outdoor Holdings, Inc. *	3,873	79,668
Comcast Corp., Class A	176,333	3,967,492
CTC Media, Inc. *	5,063	140,144
DIRECTV Group, Inc. * Þ	69,473	1,952,191
Discovery Holding Co., Class A *	15,069	394,657
DISH Network Corp., Class A	20,278	711,961
DreamWorks Animation SKG, Inc., Class A *	4,596	145,096
Getty Images, Inc. *	2,362	79,080
Harte-Hanks, Inc. Þ	2,933	39,742
Interpublic Group of Cos. *	28,178	280,935
John Wiley & Sons, Inc., Class A	4,945	233,651
Lamar Advertising Co., Class A Þ	7,584	317,390
Liberty Global, Inc., Class A * Þ	17,034	610,669
McGraw-Hill Cos.	31,231	1,295,774
Meredith Corp. Þ	4,684	153,682
New York Times Co., Class A Þ	3,511	61,162
News Corp., Class A	146,716	2,633,552
Omnicom Group, Inc.	32,220	1,579,102
Regal Entertainment Group, Class A Þ	6,177	108,530
Sirius Satellite Radio, Inc. * Þ	142,416	358,888
Time Warner Cable, Inc. Þ	8,351	249,695
Time Warner, Inc.	49,909	792,555
Viacom, Inc., Class B *	54,561	1,954,375
Walt Disney Co.	84,732	2,846,995
Warner Music Group Corp.	1,929	17,342
XM Satellite Radio Holdings, Inc., Class A *	27,815	295,673

		22,176,061

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2008

Multi-line Retail 1.1%
Big Lots, Inc. * Þ	7,926	246,182
Dollar Tree Stores, Inc.	8,956	330,476
Family Dollar Stores, Inc.	13,682	292,795
J.C. Penney Co., Inc.	21,992	884,958
Kohl’s Corp. *	31,278	1,401,254
Nordstrom, Inc. Þ	21,525	752,945
Saks, Inc. Þ	11,798	163,048
Target Corp.	77,857	4,154,450

		8,226,108

Specialty Retail 2.6%
Abercrombie & Fitch Co., Class A	8,548	620,585
Advance Auto Parts, Inc. *	9,206	371,002
American Eagle Outfitters, Inc.	16,824	306,533
AnnTaylor Stores Corp. *	4,781	130,904
AutoZone, Inc. *	4,191	530,413
Barnes & Noble, Inc. Þ	371	11,319
Bed, Bath & Beyond, Inc. * Þ	25,514	812,876
Best Buy Co., Inc. Þ	33,611	1,569,298
CarMax, Inc. * Þ	21,059	414,020
Chico’s FAS, Inc. *	17,142	130,451
Circuit City Stores, Inc. Þ	7,182	35,264
Coldwater Creek, Inc. * Þ	6,012	39,318
Dick’s Sporting Goods, Inc. * Þ	7,873	182,260
GameStop Corp., Class A *	15,332	760,467
Guess?, Inc. *	5,294	216,154
Home Depot, Inc.	95,472	2,612,114
Limited Brands, Inc. Þ	29,171	565,334
Lowe’s Cos.	146,658	3,519,792
O’Reilly Automotive, Inc. *	11,116	290,683
Office Depot, Inc. *	26,765	339,915
OfficeMax, Inc.	3,368	73,018
PETsMART, Inc.	12,531	293,727
RadioShack Corp.	9,269	135,791
Ross Stores, Inc.	13,532	495,542
Sherwin-Williams Co. Þ	10,072	565,543
Staples, Inc.	69,663	1,633,597
Tiffany & Co.	12,370	606,501
TJX Cos.	41,682	1,336,325
Tractor Supply Co. * Þ	3,177	108,558
Urban Outfitters, Inc. *	11,030	355,056
Williams-Sonoma, Inc. Þ	8,863	225,297

		19,287,657

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc. *	34,276	1,244,219
Crocs, Inc. Þ	7,785	79,485
Hanesbrands, Inc. *	9,391	309,903
Liz Claiborne, Inc. Þ	627	10,947
Nike, Inc., Class B	34,712	2,373,260
Phillips-Van Heusen Corp.	5,000	227,150
Polo Ralph Lauren Corp. Þ	5,964	416,585

		4,661,549

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2008

CONSUMER STAPLES 10.5%
Beverages 3.1%
Anheuser-Busch Companies, Inc.	43,883	2,521,517
Brown-Forman Corp., Class B	5,336	401,161
Coca-Cola Co.	148,488	8,502,423
Dr. Pepper Snapple Group, Inc. *	12,283	309,286
Hansen Natural Corp. * Þ	6,640	207,434
Pepsi Bottling Group, Inc.	3,444	111,654
PepsiCo, Inc.	158,658	10,836,341

		22,889,816

Food & Staples Retailing 3.1%
Costco Wholesale Corp.	29,930	2,134,608
CVS Caremark Corp.	76,937	3,292,134
Kroger Co.	41,672	1,151,814
Sysco Corp.	60,189	1,857,433
Wal-Mart Stores, Inc.	172,379	9,953,163
Walgreen Co.	97,151	3,499,379
Whole Foods Market, Inc. Þ	13,769	399,301

		22,287,832

Food Products 0.7%
Campbell Soup Co.	12,817	429,113
Dean Foods Co.	973	21,163
General Mills, Inc.	2,519	159,201
H.J. Heinz Co.	17,434	870,131
Hershey Co. Þ	11,584	453,977
Kellogg Co.	15,482	802,122
McCormick & Co., Inc.	8,438	317,100
Sara Lee Corp.	37,420	515,648
Wm. Wrigley Jr. Co.	20,539	1,584,173

		5,152,628

Household Products 1.9%
Church & Dwight Co. Þ	6,036	343,629
Clorox Co.	12,399	708,355
Colgate-Palmolive Co.	45,934	3,415,652
Energizer Holdings, Inc. *	3,948	322,117
Kimberly-Clark Corp.	18,447	1,176,919
Procter & Gamble Co.	121,455	8,022,103

		13,988,775

Personal Products 0.4%
Alberto-Culver Co.	1,371	36,236
Avon Products, Inc.	39,411	1,539,394
Bare Escentuals, Inc. * Þ	3,786	75,947
Estee Lauder Cos., Class A Þ	10,644	506,654
Herbalife, Ltd. Þ	4,396	169,422
NBTY, Inc. *	4,929	160,981

		2,488,634

Tobacco 1.3%
Altria Group, Inc.	116,973	2,603,819
Carolina Group	6,263	454,381
Philip Morris International, Inc. *	116,973	6,159,798

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2008

UST, Inc. Þ	8,036	443,828

		9,661,826

ENERGY 9.8%
Energy Equipment & Services 5.7%
Baker Hughes, Inc.	31,201	2,765,033
BJ Services Co.	28,571	862,844
Cameron International Corp. *	21,455	1,142,050
Diamond Offshore Drilling, Inc.	6,643	906,371
Dresser-Rand Group, Inc. *	8,360	337,075
ENSCO International, Inc. Þ	13,461	966,904
FMC Technologies, Inc. *	12,649	908,831
Global Industries, Ltd. *	8,967	154,681
Halliburton Co.	89,029	4,325,029
Nabors Industries, Ltd. * Þ	24,173	1,016,233
National Oilwell Varco, Inc. *	40,183	3,348,048
Noble Corp.	26,108	1,648,459
Oceaneering International, Inc. *	5,311	378,993
Pride International, Inc. *	11,970	525,962
Rowan Companies, Inc. Þ	7,695	339,734
Schlumberger, Ltd.	114,792	11,608,915
Smith International, Inc.	19,527	1,541,071
Superior Energy Services, Inc. *	7,860	422,003
Tetra Technologies, Inc. *	7,072	152,189
Tidewater, Inc. Þ	3,365	229,930
Transocean, Inc.	30,197	4,535,287
Unit Corp. *	3,534	271,023
Weatherford International, Ltd. *	65,707	2,998,210

		41,384,875

Oil, Gas & Consumable Fuels 4.1%
Arch Coal, Inc.	13,891	901,665
Cabot Oil & Gas Corp.	9,438	568,639
Cheniere Energy, Inc. * Þ	4,140	20,286
Chesapeake Energy Corp. Þ	30,686	1,680,672
CNX Gas Corp. *	2,718	113,042
Consol Energy, Inc.	17,736	1,730,324
Continental Resources, Inc. Þ	1,348	86,501
Denbury Resources, Inc. *	23,589	802,734
Exxon Mobil Corp.	106,303	9,435,454
Foundation Coal Holdings, Inc.	4,403	293,812
Frontier Oil Corp.	5,059	152,326
Frontline, Ltd. Þ	4,723	301,044
Helix Energy Solutions, Inc. *	7,097	274,157
Holly Corp. Þ	4,077	173,069
Massey Energy Co.	7,899	510,433
Noble Energy, Inc.	2,363	230,274
Patriot Coal Corp. * Þ	2,581	279,084
Peabody Energy Corp. Þ	25,808	1,907,727
Quicksilver Resources, Inc. * Þ	9,760	355,557
Range Resources Corp.	14,417	948,062
SandRidge Energy, Inc.	1,287	70,785
Southwestern Energy Co.	33,086	1,467,033
Sunoco, Inc.	11,829	526,036
Tesoro Corp. Þ	13,415	333,363

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2008

Valero Energy Corp.	42,189	2,144,889
W&T Offshore, Inc. Þ	1,706	95,127
Western Refining, Inc. Þ	1,379	17,499
Williams Cos.	48,821	1,857,151
XTO Energy, Inc.	49,706	3,162,296

		30,439,041

FINANCIALS 6.7%
Capital Markets 2.6%
Affiliated Managers Group, Inc. *	3,987	408,668
Bank of New York Mellon Corp.	38,256	1,703,540
Blackrock, Inc. Þ	3,545	797,590
Charles Schwab Corp.	91,349	2,026,121
E*TRADE Financial Corp. * Þ	16,879	69,204
Eaton Vance Corp.	10,048	427,542
Federated Investors, Inc., Class B	8,487	312,406
Franklin Resources, Inc.	15,287	1,547,350
GLG Partners, Inc. Þ	3,065	25,470
Goldman Sachs Group, Inc.	17,426	3,074,121
Investment Technology Group, Inc. *	4,317	181,746
Janus Capital Group, Inc.	12,553	364,037
Lazard, Ltd. Þ	5,021	191,250
Legg Mason, Inc.	5,289	284,601
Merrill Lynch & Co., Inc.	23,595	1,036,292
MF Global, Ltd.	5,131	74,656
Morgan Stanley	6,147	271,882
Northern Trust Corp.	18,122	1,377,272
SEI Investments Co. *	12,607	304,081
State Street Corp.	31,299	2,254,154
T. Rowe Price Group, Inc. Þ	25,871	1,498,448
TD Ameritrade Holding Corp. *	24,186	438,008

		18,668,439

Commercial Banks 0.0%
Bank of Hawaii Corp.	1,627	88,021
Synovus Financial Corp. Þ	10,182	116,991

		205,012

Consumer Finance 1.1%
American Express Co.	100,865	4,675,093
AmeriCredit Corp. * Þ	781	10,614
Discover Financial Services	2,649	45,430
First Marblehead Corp. Þ	6,287	20,684
MasterCard, Inc., Class A Þ	7,763	2,396,050
SLM Corp.	45,444	1,030,216

		8,178,087

Diversified Financial Services 1.1%
CME Group, Inc., Class A	5,328	2,292,638
IntercontinentalExchange, Inc.	6,852	946,946
Invesco, Ltd.	29,946	833,397
Moody's Corp. Þ	19,734	731,737
MSCI, Inc., Class A Þ	1,152	40,954
Nasdaq OMX Group, Inc. * Þ	10,835	379,550
Nymex Holdings, Inc.	8,969	814,564

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2008

NYSE Euronext	25,704	1,643,000

		7,682,786

Insurance 0.7%
ACE, Ltd.	1,760	105,723
AFLAC, Inc.	43,641	2,929,620
American International Group, Inc.	15,282	550,152
Arthur J. Gallagher & Co. Þ	1,774	45,290
Brown & Brown, Inc.	10,899	212,204
CNA Financial Corp. * Þ	270	8,205
Erie Indemnity Co., Class A Þ	870	44,535
HCC Insurance Holdings, Inc.	4,716	112,524
PartnerRe, Ltd. Þ	1,228	90,491
Philadelphia Consolidated Holding Co. *	4,238	157,866
Principal Financial Group, Inc.	1,461	78,719
Prudential Financial, Inc.	10,292	768,812
The Hanover Insurance Group, Inc.	256	11,802
TransAtlantic Holdings, Inc.	930	60,125
W.R. Berkley Corp.	3,876	105,001
XL Capital, Ltd., Class A	2,119	73,974

		5,355,043

Real Estate Investment Trusts 0.8%
Apartment Investment & Management Co., Class A	482	19,073
CapitalSource, Inc. Þ	9,021	138,563
Duke Realty Corp.	10,365	266,173
Essex Property Trust, Inc. Þ	1,091	130,342
Federal Realty Investment Trust Þ	3,040	245,085
General Growth Properties, Inc. Þ	12,699	527,770
Health Care REIT, Inc.	1,093	52,792
Kilroy Realty Corp. Þ	3,185	173,646
Macerich Co.	6,981	499,351
Plum Creek Timber Co., Inc. Þ	1,343	62,651
ProLogis	21,868	1,354,285
Public Storage, Inc.	936	82,490
Rayonier, Inc.	460	21,832
Simon Property Group, Inc.	11,854	1,177,813
Taubman Centers, Inc.	2,882	154,908
UDR, Inc.	12,533	310,066
Ventas, Inc.	12,979	618,579
Weingarten Realty Investors Þ	7,493	258,508

		6,093,927

Real Estate Management & Development 0.2%
CB Richard Ellis Group, Inc., Class A * Þ	16,807	377,485
Forest City Enterprises, Inc., Class A Þ	7,023	280,920
Jones Lang LaSalle, Inc. Þ	3,090	217,968
St. Joe Co. Þ	8,936	342,964

		1,219,337

Thrifts & Mortgage Finance 0.2%
Capitol Federal Financial	1,480	60,680
Freddie Mac	25,254	641,957
Hudson City Bancorp, Inc.	21,104	375,651
People’s United Financial, Inc.	14,633	241,884

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2008

TFS Financial Corp. Þ	1,826	22,697

		1,342,869

HEALTH CARE 14.7%
Biotechnology 2.5%
Abraxis BioScience, Inc. Þ	625	40,588
Amgen, Inc. *	75,682	3,332,278
Amylin Pharmaceuticals, Inc. * Þ	12,813	407,069
Biogen Idec, Inc. *	5,356	336,089
Celgene Corp. *	41,446	2,522,404
Cephalon, Inc. * Þ	6,448	436,594
Gen-Probe, Inc. *	5,108	290,850
Genentech, Inc. *	45,340	3,213,246
Genzyme Corp. *	25,718	1,760,654
Gilead Sciences, Inc. *	90,956	5,031,686
ImClone Systems, Inc. *	5,830	254,071
PDL BioPharma, Inc. * Þ	11,357	116,409
Vertex Pharmaceuticals, Inc. *	13,614	389,769

		18,131,707

Health Care Equipment & Supplies 3.0%
Advanced Medical Optics, Inc. * Þ	5,838	141,396
Baxter International, Inc.	63,458	3,877,284
Beckman Coulter, Inc.	4,898	339,872
Becton, Dickinson & Co.	23,862	2,015,146
C.R. Bard, Inc.	10,081	919,387
Cooper Cos. Þ	1,741	70,423
Dentsply International, Inc.	14,796	599,830
Edwards Lifesciences Corp. *	5,613	323,926
Hill-Rom Holdings, Inc. Þ	1,027	31,580
Hospira, Inc. *	15,255	639,795
IDEXX Laboratories, Inc. *	6,034	304,717
Intuitive Surgical, Inc. *	3,650	1,071,604
Kinetic Concepts, Inc. *	4,247	184,447
Medtronic, Inc.	111,915	5,670,733
ResMed, Inc. * Þ	7,582	298,655
St. Jude Medical, Inc. *	32,953	1,342,835
Stryker Corp.	29,564	1,908,356
Varian Medical Systems, Inc. *	12,416	590,257
Zimmer Holdings, Inc. *	23,062	1,678,914

		22,009,157

Health Care Providers & Services 3.1%
Aetna, Inc.	38,201	1,801,559
AmerisourceBergen Corp.	7,450	307,908
Brookdale Senior Living, Inc. Þ	891	23,505
Cardinal Health, Inc.	35,505	2,007,453
CIGNA Corp.	28,031	1,138,059
Community Health Systems, Inc. * Þ	802	28,896
Coventry Health Care, Inc. *	14,237	655,329
DaVita, Inc. *	10,256	532,081
Express Scripts, Inc. *	21,423	1,544,813
Health Net, Inc. *	10,933	338,923
Henry Schein, Inc. *	8,653	482,145
Humana, Inc. *	16,367	835,535

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2008

Laboratory Corp. of America Holdings *	10,799	796,858
Lincare Holdings, Inc. *	7,227	188,336
McKesson Corp.	24,901	1,435,543
Medco Health Solutions, Inc. *	51,030	2,472,403
Omnicare, Inc. Þ	1,432	35,055
Patterson Companies, Inc. * Þ	12,598	428,458
Pediatrix Medical Group, Inc. *	4,724	254,293
Quest Diagnostics, Inc. Þ	14,110	711,285
Tenet Healthcare Corp. * Þ	35,660	210,394
UnitedHealth Group, Inc.	121,885	4,169,686
Universal Health Services, Inc., Class B	1,153	74,945
VCA Antech, Inc. *	8,186	256,795
Wellcare Group, Inc.	4,028	222,265
WellPoint, Inc. *	23,806	1,328,851

		22,281,373

Health Care Technology 0.1%
Cerner Corp. * Þ	6,405	290,595
HLTH Corp. Þ	17,669	210,791
IMS Health, Inc.	15,947	386,555
WebMD Health Corp., Class A * Þ	739	22,192

		910,133

Life Sciences Tools & Services 0.5%
Applera Corp. - Applied Biosystems	2,916	101,360
Charles River Laboratories International, Inc. *	2,235	143,666
Covance, Inc. *	6,190	507,456
Invitrogen Corp. *	3,424	157,367
Millipore Corp. * Þ	5,257	381,921
PerkinElmer, Inc.	2,928	82,804
Pharmaceutical Product Development, Inc.	10,082	445,725
Techne Corp.	3,842	301,597
Thermo Fisher Scientific, Inc. *	20,425	1,205,483
Waters Corp. *	9,828	604,619

		3,931,998

Pharmaceuticals 5.5%
Abbott Laboratories	150,031	8,454,247
Allergan, Inc.	29,714	1,712,121
APP Pharmaceuticals, Inc.	2,501	33,163
Barr Pharmaceuticals, Inc. *	10,690	468,222
Bristol-Myers Squibb Co.	191,690	4,368,615
Eli Lilly & Co.	47,315	2,277,744
Endo Pharmaceuticals Holdings, Inc. *	11,711	288,559
Forest Laboratories, Inc. *	31,170	1,119,315
Johnson & Johnson	105,797	7,060,892
Merck & Co., Inc.	174,363	6,793,182
Mylan Laboratories, Inc. Þ	29,453	393,198
Schering-Plough Corp.	157,761	3,218,324
Sepracor, Inc. * Þ	10,366	224,009
Warner Chilcott, Ltd., Class A	8,835	153,552
Watson Pharmaceuticals, Inc. *	5,802	165,705
Wyeth	68,916	3,064,695

		39,795,543

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2008

INDUSTRIALS 13.4%
Aerospace & Defense 3.4%
Alliant Techsystems, Inc. * Þ	2,778	301,580
BE Aerospace, Inc. *	8,979	313,816
Boeing Co.	76,693	6,347,880
DRS Technologies, Inc.	218	17,174
General Dynamics Corp.	5,481	505,074
Goodrich Corp.	12,191	790,099
Honeywell International, Inc.	65,009	3,875,836
L-3 Communications Holdings, Inc.	4,096	439,869
Lockheed Martin Corp.	34,291	3,752,807
Northrop Grumman Corp.	2,118	159,824
Precision Castparts Corp.	13,401	1,618,841
Raytheon Co.	22,308	1,424,589
Rockwell Collins Corp.	16,299	1,000,270
Spirit AeroSystems Holdings, Inc., Class A	5,620	167,645
United Technologies Corp.	59,083	4,197,256

		24,912,560

Air Freight & Logistics 1.3%
C.H. Robinson Worldwide, Inc.	16,484	1,063,218
Expeditors International of Washington, Inc.	20,760	977,381
FedEx Corp.	25,153	2,306,781
United Parcel Service, Inc., Class B	65,398	4,644,566
UTi Worldwide, Inc.	9,638	228,999

		9,220,945

Airlines 0.1%
AMR Corp. * Þ	23,433	168,483
Continental Airlines, Inc., Class B * Þ	9,460	136,319
Copa Holdings SA, Class A Þ	1,694	56,698
Delta Air Lines, Inc. * Þ	28,462	175,041
Northwest Airlines Corp.	16,997	119,999
Southwest Airlines Co.	15,014	196,083
UAL Corp. Þ	7,264	62,034

		914,657

Building Products 0.1%
Lennox International, Inc.	641	20,653
Masco Corp. Þ	2,134	39,564
Trane, Inc.	17,581	816,110

		876,327

Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc. *	4,936	66,488
Avery Dennison Corp.	8,185	422,182
Brink's Co.	4,247	307,823
ChoicePoint, Inc. *	6,610	321,775
Cintas Corp.	10,055	296,824
Copart, Inc. *	6,213	279,585
Corporate Executive Board Co.	3,454	156,017
Corrections Corporation of America *	11,963	308,406
Covanta Holding Corp. *	11,699	327,221
Dun & Bradstreet Corp. *	5,488	502,811
Equifax, Inc. Þ	12,847	490,241

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2008

HNI Corp. Þ	4,333	108,672
Manpower, Inc.	7,762	489,006
Monster Worldwide, Inc. *	12,249	302,428
Pitney Bowes, Inc.	16,538	600,495
Republic Services, Inc.	13,728	452,063
Robert Half International, Inc.	14,314	351,838
Steelcase, Inc. * Þ	5,870	73,962
Stericycle, Inc. *	8,545	498,173
Waste Management, Inc.	26,811	1,016,941

		7,372,951

Construction & Engineering 0.7%
Fluor Corp.	8,589	1,602,278
Foster Wheeler, Ltd. *	13,717	1,044,824
Jacobs Engineering Group, Inc. *	11,614	1,100,775
Quanta Services, Inc. * Þ	16,021	513,313
Shaw Group, Inc.	7,197	439,017
URS Corp. *	1,740	83,189

		4,783,396

Electrical Equipment 1.1%
Ametek, Inc.	10,396	533,315
Cooper Industries, Inc.	5,741	267,703
Emerson Electric Co.	64,368	3,744,930
First Solar, Inc.	3,477	930,237
General Cable Corp. *	5,092	360,514
Hubbell, Inc., Class B	1,828	85,495
Rockwell Automation, Inc.	14,535	851,024
Roper Industries, Inc. Þ	8,598	559,214
SunPower Corp., Class A Þ	2,418	198,034
Thomas & Betts Corp. *	5,666	240,635

		7,771,101

Industrial Conglomerates 1.6%
3M Co.	65,659	5,092,512
Carlisle Cos. Þ	1,644	54,959
General Electric Co.	111,230	3,416,986
McDermott International, Inc. *	21,677	1,344,624
Textron, Inc.	24,271	1,518,151

		11,427,232

Machinery 2.6%
AGCO Corp. *	5,827	352,126
Caterpillar, Inc.	62,375	5,154,670
Cummins, Inc.	20,312	1,430,371
Danaher Corp.	23,942	1,871,786
Deere & Co.	2,475	201,316
Donaldson Co., Inc.	7,724	397,631
Dover Corp.	6,013	325,183
Eaton Corp.	1,892	182,919
Flowserve Corp.	4,995	691,907
Graco, Inc. Þ	6,126	247,613
Harsco Corp.	8,197	519,034
IDEX Corp.	7,902	306,914
Illinois Tool Works, Inc.	33,978	1,824,619
Ingersoll-Rand Co., Ltd., Class A	1,645	72,446

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2008

ITT Corp.	2,212	145,992
Joy Global, Inc.	10,579	891,069
Kennametal, Inc.	4,383	169,403
Lincoln Electric Holdings, Inc.	2,853	235,315
Manitowoc Co. Þ	12,148	472,557
Oshkosh Truck Corp. *	7,213	291,477
Paccar, Inc.	36,293	1,937,683
Pall Corp.	10,938	446,380
Terex Corp. *	10,042	716,497
Toro Co. Þ	3,726	145,612
Trinity Industries, Inc. Þ	6,836	279,251

		19,309,771

Marine 0.0%
Kirby Corp. *	5,192	288,987

Road & Rail 1.3%
Avis Budget Group, Inc.	3,534	49,193
Burlington Northern Santa Fe Corp.	32,709	3,697,753
Con-Way, Inc.	3,468	169,273
CSX Corp.	6,718	463,945
Hertz Global Holdings, Inc.	20,361	269,172
J.B. Hunt Transport Services, Inc. Þ	8,527	297,081
Kansas City Southern * Þ	4,496	224,620
Landstar System, Inc.	5,130	285,844
Norfolk Southern Corp.	19,456	1,310,945
Union Pacific Corp.	32,228	2,652,687

		9,420,513

Trading Companies & Distributors 0.2%
Aircastle, Ltd. Þ	2,811	36,065
Fastenal Co.	12,319	609,052
GATX Corp.	1,820	89,744
MSC Industrial Direct Co., Class A Þ	4,486	244,487
W.W. Grainger, Inc. Þ	5,485	500,561
Wesco International, Inc. *	4,172	184,861

		1,664,770

INFORMATION TECHNOLOGY 27.4%
Communications Equipment 4.3%
Brocade Communications Systems, Inc. *	36,671	295,568
Ciena Corp. * Þ	8,312	254,015
Cisco Systems, Inc. *	591,342	15,800,658
CommScope, Inc. * Þ	6,299	345,500
Corning, Inc.	153,190	4,188,215
Echostar Corp. Þ	4,056	151,451
F5 Networks, Inc. * Þ	8,132	244,367
Harris Corp.	13,079	860,337
JDS Uniphase Corp. * Þ	11,696	144,679
Juniper Networks, Inc. *	35,903	988,050
QUALCOMM, Inc.	162,343	7,880,129
Riverbed Technology, Inc. Þ	1,905	34,195

		31,187,164

Computers & Peripherals 7.1%
Apple, Inc. *	84,246	15,901,432

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2008

Dell, Inc. *	198,920	4,587,095
Diebold, Inc.	6,408	252,860
EMC Corp. *	204,390	3,564,562
Hewlett-Packard Co.	240,121	11,300,094
International Business Machines Corp.	105,909	13,707,802
Lexmark International, Inc., Class A *	5,011	184,705
NCR Corp. *	2,039	53,952
NetApp, Inc. *	33,524	817,315
QLogic Corp. *	11,933	188,422
SanDisk Corp. *	13,203	373,777
Seagate Technology, Inc.	17,892	383,247
Sun Microsystems, Inc. *	19,690	254,986
Teradata Corp.	2,190	59,152
Western Digital Corp. *	6,441	241,731

		51,871,132

Electronic Equipment & Instruments 0.6%
Agilent Technologies, Inc. *	36,181	1,352,808
Amphenol Corp., Class A	17,427	812,621
Arrow Electronics, Inc. *	6,663	204,288
Avnet, Inc. *	8,546	252,278
AVX Corp. Þ	951	12,667
Dolby Laboratories, Inc., Class A *	3,843	184,502
Jabil Circuit, Inc.	11,245	143,036
Mettler-Toledo International, Inc. *	3,437	356,417
Molex, Inc.	7,640	212,698
National Instruments Corp.	5,598	177,793
Sanmina-SCI Corp. *	11,458	17,187
Trimble Navigation, Ltd. * Þ	11,635	463,538
Vishay Intertechnology, Inc. *	3,043	30,673

		4,220,506

Internet Software & Services 2.9%
Akamai Technologies, Inc. * Þ	16,063	627,260
eBay, Inc. *	111,318	3,340,653
Google, Inc., Class A *	22,334	13,083,257
VeriSign, Inc. * Þ	18,937	758,238
Yahoo!, Inc. *	117,802	3,152,382

		20,961,790

IT Services 1.9%
Accenture, Ltd., Class A	57,816	2,360,049
Acxiom Corp.	6,175	90,587
Affiliated Computer Services, Inc., Class A *	3,767	204,171
Alliance Data Systems Corp. *	7,665	460,207
Automatic Data Processing, Inc.	50,916	2,191,934
Broadridge Financial Solutions, Inc.	13,559	305,620
Cognizant Technology Solutions Corp., Class A *	28,004	987,981
DST Systems, Inc. * Þ	4,406	279,340
Electronic Data Systems Corp.	28,747	704,014
Fidelity National Information Services, Inc.	15,810	636,827
Fiserv, Inc. *	16,382	857,762
Genpact, Ltd. Þ	2,910	42,195
Global Payments, Inc.	7,861	371,196
Hewitt Associates, Inc., Class A *	5,111	200,147
Iron Mountain, Inc. *	17,241	517,747

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2008

MoneyGram International, Inc. Þ	8,127	11,053
NeuStar, Inc., Class A *	7,387	172,782
Paychex, Inc.	31,168	1,076,854
Total System Services, Inc.	19,227	471,446
VeriFone Holdings, Inc. * Þ	6,053	88,858
Western Union Co.	70,967	1,677,660

		13,708,430

Office Electronics 0.0%
Zebra Technologies Corp., Class A *	6,332	238,083

Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc. * Þ	23,929	164,632
Altera Corp.	29,932	692,627
Analog Devices, Inc.	29,547	1,037,395
Applied Materials, Inc.	134,604	2,666,505
Broadcom Corp., Class A *	45,633	1,309,211
Cree, Inc. * Þ	2,175	55,289
Cypress Semiconductor Corp. *	14,633	407,968
Fairchild Semiconductor International, Inc. *	4,965	74,475
Integrated Device Technology, Inc.	5,606	63,236
Intel Corp.	565,895	13,117,446
International Rectifier Corp. *	1,596	36,995
Intersil Corp., Class A	6,751	188,150
KLA-Tencor Corp.	16,564	763,932
Lam Research Corp. *	12,032	489,702
Linear Technology Corp. Þ	21,623	795,078
LSI Corp. * Þ	38,119	277,125
Marvell Technology Group, Ltd. *	45,998	798,525
MEMC Electronic Materials, Inc. *	21,855	1,500,564
Microchip Technology, Inc. Þ	18,390	677,488
Micron Technology, Inc. *	24,016	193,809
National Semiconductor Corp.	24,826	522,587
Novellus Systems, Inc. *	6,466	154,473
NVIDIA Corp. *	53,022	1,309,643
Rambus, Inc. * Þ	7,867	162,532
Silicon Laboratories, Inc. *	4,744	174,816
Teradyne, Inc. *	8,541	117,353
Texas Instruments, Inc.	128,853	4,185,146
Varian Semiconductor Equipment Associates, Inc. * Þ	7,222	274,653
Xilinx, Inc.	29,014	789,181

		33,000,536

Software 6.1%
Activision, Inc. *	27,595	931,331
Adobe Systems, Inc. *	53,669	2,364,656
Amdocs, Ltd. *	19,256	622,161
Autodesk, Inc. *	22,474	925,030
BMC Software, Inc. *	19,534	783,313
CA, Inc.	25,067	665,278
Cadence Design Systems, Inc. *	7,002	81,363
Citrix Systems, Inc. *	18,477	632,468
Compuware Corp. *	21,661	220,726
Electronic Arts, Inc. *	30,338	1,522,968
FactSet Research Systems, Inc. Þ	4,182	270,617
Fair Isaac Corp. Þ	485	12,256

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2008

Intuit, Inc. *	32,799	949,859
McAfee, Inc. *	15,538	563,252
Microsoft Corp.	799,493	22,641,642
NAVTEQ Corp. *	9,515	727,993
Novell, Inc. *	4,222	29,892
Oracle Corp. *	375,541	8,577,356
Red Hat, Inc. * Þ	18,816	458,358
Salesforce.com, Inc. *	9,247	668,651
Symantec Corp. *	11,872	257,978
Synopsys, Inc. *	14,097	371,456
VMware, Inc., Class A * Þ	3,043	208,963

		44,487,567

MATERIALS 3.9%
Chemicals 2.2%
Air Products & Chemicals, Inc.	9,937	1,012,779
Airgas, Inc.	7,171	424,308
Albemarle Corp.	7,773	345,665
Cabot Corp. Þ	4,748	152,126
Celanese Corp., Ser. A	7,982	388,723
Chemtura Corp.	1,480	12,920
E.I. DuPont de Nemours & Co.	14,305	685,353
Ecolab, Inc.	17,023	763,141
International Flavors & Fragrances, Inc.	5,876	246,557
Lubrizol Corp.	1,766	99,073
Monsanto Co.	53,011	6,753,601
Mosaic Co. *	6,464	810,069
Nalco Holding Co. * Þ	14,060	341,939
Praxair, Inc.	31,042	2,950,853
Rohm & Haas Co. Þ	7,253	391,517
RPM International, Inc.	10,127	248,415
Scotts Miracle-Gro Co., Class A	794	22,391
Sigma-Aldrich Corp.	3,863	226,990
Valspar Corp.	1,178	26,576

		15,902,996

Construction Materials 0.2%
Eagle Materials, Inc. Þ	4,320	154,872
Martin Marietta Materials, Inc. Þ	4,151	484,380
Vulcan Materials Co. Þ	10,162	781,727

		1,420,979

Containers & Packaging 0.3%
Ball Corp.	9,944	539,959
Crown Holdings, Inc. *	15,926	459,465
Owens-Illinois, Inc. *	15,216	870,660
Packaging Corporation of America	9,010	234,620
Pactiv Corp. *	12,699	312,776
Sealed Air Corp.	2,171	52,886

		2,470,366

Metals & Mining 1.2%
AK Steel Holding Corp. *	10,842	769,782
Allegheny Technologies, Inc. Þ	9,950	746,250
Carpenter Technology Corp.	2,662	146,942
Cleveland-Cliffs, Inc.	8,799	938,853

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2008

Freeport-McMoRan Copper & Gold, Inc.	30,590	3,539,569
Newmont Mining Corp.	17,275	821,081
NuCor Corp.	6,612	494,578
Reliance Steel & Aluminum Co.	641	43,569
Southern Copper Corp. Þ	7,141	787,152
Steel Dynamics, Inc.	6,194	223,603
Titanium Metals Corp. Þ	7,507	130,622

		8,642,001

Paper & Forest Products 0.0%
Domtar Corp. *	23,717	162,936

TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.1%
Citizens Communications Co. Þ	5,558	64,806
Level 3 Communications, Inc. * Þ	149,013	511,115
Windstream Corp.	24,186	322,641

		898,562

Wireless Telecommunication Services 0.6%
American Tower Corp., Class A *	38,546	1,762,323
Crown Castle International Corp. *	18,471	784,833
Leap Wireless International, Inc. * Þ	4,967	285,404
MetroPCS Communications, Inc. * Þ	5,605	119,050
NII Holdings, Inc. *	16,840	845,368
SBA Communcations Corp. *	10,565	393,229
Telephone & Data Systems, Inc.	4,476	213,371
U.S. Cellular Corp. *	551	34,509

		4,438,087

UTILITIES 1.5%
Electric Utilities 0.9%
Allegheny Energy, Inc. *	16,140	883,665
DPL, Inc. Þ	5,928	168,474
Exelon Corp.	29,613	2,605,944
Mirant Corp.	14,277	579,932
NRG Energy, Inc. *	18,999	790,169
PPL Corp.	28,043	1,438,886
Sierra Pacific Resources	3,323	45,093

		6,512,163

Gas Utilities 0.2%
Equitable Resources, Inc.	9,687	680,318
Questar Corp.	5,743	368,816

		1,049,134

Independent Power Producers & Energy Traders 0.3%
AES Corp. *	65,023	1,266,648
Constellation Energy Group, Inc.	13,628	1,175,142
Dynegy, Inc., Class A *	5,297	49,898

		2,491,688

Multi-Utilities 0.1%
CenterPoint Energy, Inc. Þ	31,245	529,290

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund

May 31, 2008

Water Utilities 0.0%
Aqua America, Inc. Þ	878	14,996

Total Common Stocks (cost $506,157,724)		725,432,584

EXCHANGE TRADED FUND 0.4%
iShares Russell 1000 Growth Index Fund (cost $2,806,212)	51,240	3,041,094

	Principal Amount	Value

SHORT-TERM INVESTMENTS 6.3%
U.S. TREASURY OBLIGATION 0.0%
U.S. Treasury Bill, 1.43%, 06/12/2008 ß ƒ	$50,000	49,980

	Shares	Value

MUTUAL FUND SHARES 6.3%
Evergreen Institutional Money Market Fund, Class I, 2.52% q ø	296,210	296,210
Navigator Prime Portfolio, 2.74% § ÞÞ	45,475,385	45,475,385

		45,771,595

Total Short-Term Investments (cost $45,821,575)		45,821,575

Total Investments (cost $554,785,511) 106.1%		774,295,253
Other Assets and Liabilities (6.1%)		(44,768,914)

Net Assets 100.0%		$729,526,339

Þ	All or a portion of this security is on loan.
*	Non-income producing security
ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ÞÞ	All or a portion of this security represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of May 31, 2008:

Information Technology	27.7%
Health Care	14.7%
Industrials	13.4%
Consumer Discretionary	10.9%
Consumer Staples	10.5%
Energy	9.9%
Financials	6.4%
Materials	3.9%
Utilities	1.5%
Telecommunication Services	0.7%
Other	0.4%

100.0%

See Combined Notes to Financial Statements

Market Index Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2008

Assets
Investments in securities, at value (cost $554,489,301) including $50,679,506 of securities loaned	$773,999,043
Investments in affiliated money market fund, at value (cost $296,210)	296,210

Total investments	774,295,253
Receivable for securities sold	623,822
Dividends receivable	919,415
Receivable for daily variation margin on open futures contracts	1,820
Receivable for securities lending income	27,305
Receivable from investment advisor	7,736

Total assets	775,875,351

Liabilities
Payable for securities purchased	790,108
Payable for securities on loan	45,475,385
Due to related parties	6,250
Accrued expenses and other liabilities	77,269

Total liabilities	46,349,012

Net assets	$729,526,339

Net assets represented by
Paid-in capital	$455,088,215
Undistributed net investment income	10,137,303
Accumulated net realized gains on investments	44,760,485
Net unrealized gains on investments	219,540,336

Total net assets	$729,526,339

Shares outstanding (unlimited number of shares authorized)
Class I	48,609,723

Net asset value per share
Class I	$15.01

See Combined Notes to Financial Statements

Market Index Growth Fund

STATEMENT OF OPERATIONS

Year Ended May 31, 2008

Investment income
Dividends (net of foreign withholding taxes of $63)	$10,105,128
Securities lending	333,655
Income from affiliate	26,769
Interest	3,747

Total investment income	10,469,299

Expenses
Advisory fee	2,716,378
Administrative services fee	845,623
Transfer agent fees	26
Trustees' fees and expenses	22,261
Printing and postage expenses	17,539
Custodian and accounting fees	219,837
Registration and filing fees	6,939
Professional fees	42,697
Other	39,288

Total expenses	3,910,588
Less: Expense reductions	(14,494)
Fee waivers and expense reimbursements	(3,688,121)

Net expenses	207,973

Net investment income	10,261,326

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	45,170,151
Futures contracts	(42,225)

Net realized gains on investments	45,127,926
Net change in unrealized gains or losses on investments	(60,979,242)

Net realized and unrealized gains or losses on investments	(15,851,316)

Net decrease in net assets resulting from operations	$(5,589,990)

See Combined Notes to Financial Statements

Market Index Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2008		2007

Operations
Net investment income		$10,261,326		$10,001,664
Net realized gains on investments		45,127,926		9,438,611
Net change in unrealized gains or losses on investments		(60,979,242)		133,905,152

Net increase (decrease) in net assets resulting from operations		(5,589,990)		153,345,427

Distributions to shareholders from
Net investment income		(9,948,993)		(9,699,900)
Net realized gains		(9,731,411)		(34,929,033)

Total distributions to shareholders		(19,680,404)		(44,628,933)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	0	0	5,401,755	80,000,000
Net asset value of shares issued in reinvestment of distributions	1,275,847	19,680,404	3,132,001	44,628,933
Payment for shares redeemed	(14,190,483)	(210,000,000)	(709,220)	(10,000,000)

Net increase (decrease) in net assets resulting from capital share transactions		(190,319,596)		114,628,933

Total increase (decrease) in net assets		(215,589,990)		223,345,427
Net assets
Beginning of period		945,116,329		721,770,902

End of period		$729,526,339		$945,116,329

Undistributed net investment income		$10,137,303		$9,925,314

See Combined Notes to Financial Statements

Market Index Value Fund

FUND AT A GLANCE

as of May 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class inception date	Class I 10/15/2002

Average annual return
1-year	-12.25%
5-year	11.39%
Since portfolio inception	12.28%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Value Fund Class I shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Market Index Value Fund

PORTFOLIO MANAGER COMMENTARY

The fund's Class I shares returned -12.25% for the twelve-month period ended May 31, 2008. During the same period, the Russell 1000 Value returned -12.28%.

The fund’s objective is to seek investment results that achieve price and yield performance similar to the Russell 1000 Value® Index.

The portfolio management team uses an investment process designed to control trading and implementation costs and reduce tracking error as much as possible. As a result, the fund’s performance should closely align with that of the index (before fees and expenses). Periodic rebalancing takes place in order to reflect the frequently changing constituents of the index.

The domestic stock market produced generally negative results for the fiscal year with value-oriented stocks, which the Russell 1000 Value Index is designed to track, trailing growth-oriented stocks. The benchmark is dominated by Financials companies, which comprise almost one-third of the index weight and which was the poorest-performing group in the index, losing almost one-third of aggregate market value. The Energy and Industrials sectors combined make up another quarter of the benchmark.

The negative performance of the index was almost entirely driven by the steep declines in the Financials sector amid massive investment losses and mortgage write-downs. Notable among the poorer performers were major institutions such as Citigroup and American International Group. The Consumer Discretionary sector also performed weakly as investors grew increasingly concerned about the ability of consumers to continue spending. These concerns particularly affected companies like Time Warner and Home Depot. Conversely, the results of the index were helped by positive performance in the Energy sector, led by names like Chevron Corp. and Occidental Petroleum Corp.

Best overall absolute returns, irrespective of market capitalization, were disproportionately in the Energy and Materials sectors. Top individual performers included Continental Resources, an Information Technology services company, and fertilizer manufacturer Mosaic. Worst overall returns were dominated by companies in the Financials group, including Thornburg Mortgage and Ambac Financial Group, a bond insurance corporation.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

“Russell 1000 Value Index” is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

The fund's investment objective may be changed without a vote of the fund's shareholders.

All data is as of May 31, 2008, and subject to change.

Market Index Value Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period*

Actual
Class I	$1,000.00	$947.03	$0.15
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,024.85	$0.15
*	Expenses are equal to the Fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

Market Index Value Fund

FINANCIAL HIGHLIGHTS – CLASS I

(For a share outstanding throughout each period)

	Year Ended May 31,

	2008	2007	2006	2005	2004

Net asset value, beginning of period	$15.67	$15.75	$14.83	$13.23	$11.14

Income from investment operations
Net investment income (loss)	0.38	0.39[1]	0.64	0.35	0.28
Net realized and unrealized gains or losses on investments	(2.26)	3.26	1.18	1.69	1.91

Total from investment operations	(1.88)	3.65	1.82	2.04	2.19

Distributions to shareholders from
Net investment income	(0.30)	(0.38)	(0.34)	(0.28)	(0.10)
Net realized gains	(0.50)	(3.35)	(0.56)	(0.16)	0

Total distributions to shareholders	(0.80)	(3.73)	(0.90)	(0.44)	(0.10)

Net asset value, end of period	$12.99	$15.67	$15.75	$14.83	$13.23

Total return	(12.25)%	25.57%	12.53%	15.51%	19.73%

Ratios and supplemental data
Net assets, end of period (thousands)	$656,058	$839,657	$505,681	$818,284	$708,489
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.03%	0.03%	0.03%	0.03%	0.02%
Expenses excluding waivers/reimbursements and expense reductions	0.46%	0.46%	0.46%	0.45%	0.46%
Net investment income (loss)	2.66%	2.56%	2.63%	2.54%	2.41%
Portfolio turnover rate	27%	17%	27%	16%	10%

1	Net investment income (loss) per share is based on average shares outstanding during the period.

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Value Fund

May 31, 2008

	Shares	Value

COMMON STOCKS 99.2%
CONSUMER DISCRETIONARY 7.0%
Auto Components 0.2%
Autoliv, Inc.	2,966	$162,151
BorgWarner, Inc.	9,073	469,165
Johnson Controls, Inc.	12,109	412,433
TRW Automotive Holdings Corp.	4,196	104,690

		1,148,439

Automobiles 0.3%
Ford Motor Co. * Þ	210,043	1,428,292
General Motors Corp. Þ	47,636	814,576
Thor Industries, Inc. Þ	297	8,007

		2,250,875

Distributors 0.1%
Genuine Parts Co.	16,838	741,040

Diversified Consumer Services 0.1%
Hillenbrand, Inc. *	5,053	111,924
Service Corporation International	25,875	276,863

		388,787

Hotels, Restaurants & Leisure 1.1%
Carnival Corp.	25,299	1,013,478
International Speedway Corp., Class A Þ	3,437	152,534
McDonald's Corp.	88,820	5,268,802
Orient Express Hotels, Ltd. Þ	222	10,443
Royal Caribbean Cruises, Ltd. Þ	13,165	391,264
Wyndham Worldwide Corp. *	16,684	365,046

		7,201,567

Household Durables 0.7%
Black & Decker Corp. Þ	2,985	193,129
Centex Corp. Þ	11,267	212,158
D.R. Horton, Inc. Þ	31,042	394,544
Fortune Brands, Inc.	15,097	1,048,939
Jarden Corp. * Þ	3,291	61,706
KB Home Þ	7,610	156,081
Leggett & Platt, Inc. Þ	16,564	316,372
Lennar Corp., Class A Þ	13,412	226,395
M.D.C. Holdings, Inc.	3,452	140,255
Mohawk Industries, Inc. * Þ	5,441	408,510
Newell Rubbermaid, Inc.	13,313	267,325
NVR, Inc. * Þ	236	133,427
Pulte Homes, Inc. Þ	13,473	164,775
Ryland Group, Inc. Þ	4,156	115,537
Snap-On, Inc.	5,729	354,740
Stanley Works	5,253	255,191
Toll Brothers, Inc. * Þ	12,456	262,448
Whirlpool Corp. Þ	2,215	163,201

		4,874,733

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2008

Internet & Catalog Retail 0.2%
Expedia, Inc. *	18,754	454,784
IAC/InterActiveCorp	16,105	363,168
Liberty Media Corp. - Interactive, Ser. A *	24,107	409,578

		1,227,530

Leisure Equipment & Products 0.2%
Brunswick Corp. Þ	8,930	122,341
Eastman Kodak Co. Þ	28,432	435,578
Hasbro, Inc.	9,084	329,204
Mattel, Inc.	20,013	403,062

		1,290,185

Media 3.1%
Cablevision Systems Corp., Class A *	14,601	395,833
CBS Corp., Class B	59,374	1,281,291
Central European Media Enterprises, Ltd., Class A	311	33,084
Clear Channel Communications, Inc.	38,558	1,350,301
Comcast Corp., Class A *	112,954	2,541,465
Discovery Holding Co., Class A *	12,409	324,992
DreamWorks Animation SKG, Inc., Class A *	1,225	38,673
E.W. Scripps Co., Class A Þ	8,900	419,190
Gannett Co., Inc. Þ	23,192	668,162
Getty Images, Inc. *	2,524	84,504
Harte-Hanks, Inc. Þ	1,282	17,371
Hearst-Argyle Television, Inc. Þ	2,443	51,963
Idearc, Inc. Þ	14,512	58,338
Interpublic Group of Cos. *	17,748	176,948
Liberty Global, Inc., Class A * Þ	16,672	597,691
Liberty Media Corp. - Entertainment, Ser. A *	51,004	1,377,108
McClatchy Co., Class A Þ	4,467	39,310
New York Times Co., Class A Þ	10,575	184,216
News Corp., Class A	76,347	1,370,429
R.H. Donnelley Corp. Þ	7,017	38,102
Regal Entertainment Group, Class A Þ	1,460	25,652
Time Warner Cable, Inc. Þ	6,877	205,622
Time Warner, Inc.	301,033	4,780,404
Virgin Media, Inc. Þ	28,969	454,524
Walt Disney Co.	109,867	3,691,531
Warner Music Group Corp. Þ	1,589	14,285
Washington Post Co., Class B	579	363,855

		20,584,844

Multi-line Retail 0.3%
Dillard's, Inc., Class A Þ	5,668	92,275
Macy's, Inc.	43,049	1,018,970
Saks, Inc. Þ	1,949	26,935
Sears Holdings Corp. * Þ	6,867	581,772

		1,719,952

Specialty Retail 0.6%
AnnTaylor Stores Corp. *	1,213	33,212
AutoNation, Inc. * Þ	13,636	215,312
Barnes & Noble, Inc. Þ	3,849	117,433
Circuit City Stores, Inc. Þ	9,581	47,043
Foot Locker, Inc.	15,344	224,176

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2008

Gap, Inc.	54,566	995,830
Home Depot, Inc.	70,148	1,919,249
OfficeMax, Inc.	4,028	87,327
Penske Automotive Group, Inc. Þ	5,532	115,563
RadioShack Corp.	3,992	58,483

		3,813,628

Textiles, Apparel & Luxury Goods 0.1%
Jones Apparel Group, Inc.	8,426	141,725
Liz Claiborne, Inc. Þ	8,716	152,182
VF Corp.	8,827	668,204

		962,111

CONSUMER STAPLES 9.0%
Beverages 1.3%
Anheuser-Busch Companies, Inc.	26,150	1,502,579
Brown-Forman Corp., Class B	2,276	171,110
Coca-Cola Co.	77,615	4,444,235
Coca-Cola Enterprises, Inc.	30,800	620,312
Constellation Brands, Inc., Class A *	18,945	403,908
Dr. Pepper Snapple Group, Inc. *	12,463	313,818
Molson Coors Brewing Co., Class B	11,507	667,406
Pepsi Bottling Group, Inc.	10,427	338,043
PepsiAmericas, Inc.	5,830	142,077

		8,603,488

Food & Staples Retailing 1.6%
BJ's Wholesale Club, Inc. * Þ	5,904	233,149
Costco Wholesale Corp.	13,772	982,219
CVS Caremark Corp.	67,851	2,903,344
Kroger Co.	24,199	668,860
Rite Aid Corp. Þ	71,807	161,566
Safeway, Inc.	43,642	1,390,871
SUPERVALU, Inc.	20,764	728,193
Wal-Mart Stores, Inc.	63,386	3,659,908

		10,728,110

Food Products 2.5%
Archer Daniels Midland Co.	64,508	2,560,968
Bunge, Ltd.	11,931	1,424,203
Campbell Soup Co.	9,851	329,811
ConAgra Foods, Inc.	49,225	1,160,725
Corn Products International, Inc.	7,356	345,806
Dean Foods Co.	13,971	303,869
Del Monte Foods Co.	19,954	173,799
General Mills, Inc.	29,399	1,858,017
H.J. Heinz Co.	14,415	719,453
Hershey Co. Þ	4,895	191,835
Hormel Foods Corp.	7,306	276,094
J.M. Smucker Co.	5,596	295,413
Kellogg Co.	7,633	395,466
Kraft Foods, Inc., Class A	150,461	4,886,973
McCormick & Co., Inc.	4,352	163,548
Sara Lee Corp.	34,629	477,188
Smithfield Foods, Inc. * Þ	10,788	337,557
Tyson Foods, Inc., Class A	26,110	491,912

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2008

Wm. Wrigley Jr. Co.	2,842	219,203

		16,611,840

Household Products 2.2%
Church & Dwight Co.	377	21,463
Clorox Co.	1,094	62,500
Colgate-Palmolive Co.	3,943	293,202
Energizer Holdings, Inc. *	1,573	128,341
Kimberly-Clark Corp.	23,345	1,489,411
Procter & Gamble Co.	187,966	12,415,154

		14,410,071

Personal Products 0.1%
Alberto-Culver Co.	6,888	182,050
Avon Products, Inc.	3,383	132,140

		314,190

Tobacco 1.3%
Altria Group, Inc.	89,172	1,984,969
Carolina Group	4,362	316,463
Philip Morris International, Inc. *	89,172	4,695,797
Reynolds American, Inc. Þ	16,938	930,235
UST, Inc. Þ	6,618	365,512

		8,292,976

ENERGY 18.1%
Energy Equipment & Services 0.3%
ENSCO International, Inc.	1,076	77,289
Helmerich & Payne, Inc.	10,210	639,657
Nabors Industries, Ltd. * Þ	3,281	137,933
Patterson-UTI Energy, Inc.	15,488	487,562
Pride International, Inc. *	4,245	186,525
Rowan Companies, Inc. Þ	3,127	138,057
SEACOR Holdings, Inc. Þ	2,231	198,515
Tidewater, Inc. Þ	1,782	121,764
Unit Corp. *	1,000	76,690

		2,063,992

Oil, Gas & Consumable Fuels 17.8%
Anadarko Petroleum Corp.	45,849	3,437,299
Apache Corp.	32,728	4,387,516
Chesapeake Energy Corp. Þ	22,270	1,219,728
Chevron Corp.	212,405	21,059,956
Cimarex Energy Co.	8,231	560,860
ConocoPhillips	152,437	14,191,885
Continental Resources, Inc. Þ	1,555	99,784
Devon Energy Corp.	43,977	5,098,693
El Paso Corp.	69,203	1,352,919
EOG Resources, Inc.	24,173	3,109,373
Exxon Mobil Corp.	420,871	37,356,510
Forest Oil Corp. *	7,796	520,383
Frontier Oil Corp.	5,072	152,718
Helix Energy Solutions, Inc. *	1,823	70,422
Hess Corp.	27,436	3,369,415
Marathon Oil Corp.	71,107	3,654,189
Murphy Oil Corp.	18,592	1,722,549

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2008

Newfield Exploration Co. *	12,846	812,381
Noble Energy, Inc.	14,488	1,411,855
Occidental Petroleum Corp.	82,404	7,575,400
Overseas Shipholding Group, Inc. Þ	3,085	243,900
Pioneer Natural Resources Co. Þ	12,200	875,838
Plains Exploration & Production Co. *	11,028	788,281
SandRidge Energy, Inc.	1,484	81,620
Spectra Energy Corp.	62,442	1,687,183
St. Mary Land & Exploration Co.	6,204	316,156
Teekay Shipping Corp. Þ	3,988	200,517
Valero Energy Corp.	11,448	582,016
W&T Offshore, Inc. Þ	1,025	57,154
Western Refining, Inc. Þ	1,291	16,383
Williams Cos.	9,647	366,972

		116,379,855

FINANCIALS 26.7%
Capital Markets 3.3%
Allied Capital Corp. Þ	16,038	318,515
American Capital Strategies, Ltd. Þ	20,774	664,768
Ameriprise Financial, Inc.	21,955	1,037,593
Bank of New York Mellon Corp.	73,048	3,252,827
Bear Stearns Cos. Þ	11,764	109,758
Blackrock, Inc. Þ	2,713	610,398
E*TRADE Financial Corp. * Þ	28,423	116,534
GLG Partners, Inc. Þ	812	6,748
Goldman Sachs Group, Inc.	22,687	4,002,214
Janus Capital Group, Inc.	3,698	107,242
Jefferies Group, Inc. Þ	13,150	236,700
Legg Mason, Inc.	7,658	412,077
Lehman Brothers Holdings, Inc. Þ	52,638	1,937,605
Merrill Lynch & Co., Inc.	71,824	3,154,510
MF Global, Ltd.	4,417	64,267
Morgan Stanley	103,181	4,563,696
Northern Trust Corp.	3,296	250,496
Raymond James Financial, Inc. Þ	9,297	276,586
State Street Corp.	7,498	540,006

		21,662,540

Commercial Banks 5.4%
Associated Banc-Corp. Þ	12,604	344,215
BancorpSouth, Inc.	8,124	192,295
Bank of Hawaii Corp.	3,248	175,717
BB&T Corp. Þ	54,454	1,713,667
BOK Financial Corp.	2,199	128,048
City National Corp.	4,044	195,730
Colonial BancGroup, Inc. Þ	19,755	121,098
Comerica, Inc. Þ	15,412	573,018
Commerce Bancshares, Inc. Þ	7,222	317,199
Cullen/Frost Bankers, Inc.	5,931	331,543
East West Bancorp, Inc. Þ	6,235	82,551
Fifth Third Bancorp	54,363	1,016,588
First Citizens Bancshares, Inc., Class A	594	94,707
First Horizon National Corp. Þ	19,347	185,538
Fulton Financial Corp. Þ	17,114	215,979

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2008

Huntington Bancshares, Inc.	36,105	321,696
KeyCorp	39,278	764,743
M&T Bank Corp. Þ	7,088	614,246
Marshall & Ilsley Corp. Þ	25,607	595,107
National City Corp. Þ	67,671	395,199
PNC Financial Services Group, Inc.	34,776	2,234,358
Popular, Inc. Þ	27,609	300,938
Regions Financial Corp.	69,645	1,241,074
SunTrust Banks, Inc.	35,463	1,851,523
Synovus Financial Corp. Þ	17,072	196,157
TCF Financial Corp. Þ	12,781	211,142
U.S. Bancorp	171,835	5,703,204
UnionBanCal Corp.	4,726	236,584
Valley National Bancorp Þ	12,488	219,919
Wachovia Corp. Þ °	213,432	5,079,682
Wells Fargo & Co.	335,776	9,257,344
Whitney Holding Corp. Þ	6,338	143,999
Wilmington Trust Corp. Þ	6,792	223,728
Zions Bancorp Þ	10,683	460,330

		35,738,866

Consumer Finance 0.4%
AmeriCredit Corp. * Þ	10,861	147,601
Capital One Financial Corp. Þ	38,681	1,861,330
Discover Financial Services	44,476	762,763
Student Loan Corp.	395	47,400

		2,819,094

Diversified Financial Services 6.5%
Bank of America Corp.	438,576	14,915,970
CIT Group, Inc. Þ	27,921	279,210
Citigroup, Inc.	514,530	11,263,061
Invesco, Ltd.	7,931	220,720
JPMorgan Chase & Co.	337,608	14,517,144
Leucadia National Corp. Þ	17,409	945,309
Liberty Media Corp. - Capital, Ser. A *	12,751	188,970
MSCI, Inc., Class A Þ	214	7,608
Nasdaq OMX Group, Inc. * Þ	2,749	96,297

		42,434,289

Insurance 7.2%
ACE, Ltd.	30,689	1,843,488
AFLAC, Inc.	4,061	272,615
Alleghany Corp.	498	186,999
Allied World Assurance Co. Holdings, Ltd.	4,817	219,655
Allstate Corp.	56,403	2,873,169
Ambac Financial Group, Inc. Þ	28,347	88,726
American International Group, Inc.	206,009	7,416,324
American National Insurance Co.	1,549	170,808
AON Corp.	29,017	1,369,312
Arch Capital Group, Ltd.	4,459	313,735
Arthur J. Gallagher & Co. Þ	7,480	190,964
Assurant, Inc.	11,959	813,571
Axis Capital Holdings, Ltd.	15,195	532,585
Chubb Corp.	37,021	1,990,249
Cincinnati Financial Corp.	16,967	594,184

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2008

CNA Financial Corp. * Þ	2,677	81,354
Conseco, Inc.	18,639	217,517
Endurance Specialty Holdings, Ltd.	5,309	178,701
Erie Indemnity Co., Class A Þ	3,599	184,233
Everest Re Group, Ltd.	6,244	547,724
Fidelity National Financial, Inc. Þ	21,905	374,575
First American Corp.	9,059	304,111
Genworth Financial, Inc., Class A	42,978	949,814
Hartford Financial Services Group, Inc.	31,295	2,224,136
HCC Insurance Holdings, Inc.	6,291	150,103
Lincoln National Corp.	26,760	1,476,082
Loews Corp.	43,042	2,133,592
Markel Corp. *	984	398,176
Marsh & McLennan Cos.	51,405	1,399,758
MBIA, Inc. Þ	27,018	188,045
Mercury General Corp. Þ	2,626	133,558
MetLife, Inc.	46,613	2,798,178
Nationwide Financial Services, Inc., Class A	5,230	266,887
Old Republic International Corp.	22,869	344,178
OneBeacon Insurance Group, Ltd. Þ	2,797	51,353
PartnerRe, Ltd.	4,368	321,878
Philadelphia Consolidated Holding Co. *	1,328	49,468
Principal Financial Group, Inc.	24,983	1,346,084
Progressive Corp.	68,992	1,383,979
Protective Life Corp.	6,925	290,711
Prudential Financial, Inc.	32,888	2,456,734
Reinsurance Group of America, Inc. Þ	2,905	149,375
RenaissanceRe Holdings, Ltd.	6,492	338,623
SAFECO Corp.	8,865	593,955
StanCorp Financial Group, Inc.	4,894	269,121
The Hanover Insurance Group, Inc.	4,828	222,571
Torchmark Corp.	8,966	568,534
TransAtlantic Holdings, Inc.	1,707	110,358
Travelers Companies, Inc.	61,306	3,053,652
Unitrin, Inc. Þ	4,268	147,886
Universal American Financial Corp.	7,714	230,031
UnumProvident Corp.	35,657	858,621
W.R. Berkley Corp.	10,686	289,484
Wesco Financial Corp.	140	59,640
White Mountains Insurance Group, Ltd.	900	429,300
XL Capital, Ltd., Class A	16,227	566,485

		47,014,949

Real Estate Investment Trusts 2.7%
AMB Property Corp.	9,846	580,323
Annaly Capital Management, Inc.	53,141	946,441
Apartment Investment & Management Co., Class A Þ	8,577	339,392
AvalonBay Communities, Inc.	7,871	796,545
Boston Properties, Inc.	10,126	989,715
Brandywine Realty Trust	8,603	161,478
BRE Properties, Inc. Þ	5,010	242,785
Camden Property Trust	5,208	256,546
CapitalSource, Inc. Þ	6,335	97,306
CBL & Associates Properties, Inc. Þ	6,486	170,647
Colonial Properties Trust	4,594	110,486

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2008

Developers Diversified Realty Corp.	12,348	489,969
Douglas Emmett, Inc.	10,787	264,282
Duke Realty Corp.	3,870	99,382
Equity Residential	26,788	1,132,865
Essex Property Trust, Inc. Þ	1,306	156,028
Federal Realty Investment Trust	2,858	230,412
General Growth Properties, Inc. Þ	10,458	434,634
HCP, Inc.	22,721	778,421
Health Care REIT, Inc.	7,765	375,049
Hospitality Properties Trust	9,277	287,587
Host Hotels & Resorts, Inc.	51,593	886,884
HRPT Properties Trust	22,279	173,553
iStar Financial, Inc. Þ	13,497	258,063
Kimco Realty Corp.	21,220	835,007
Liberty Property Trust	9,088	322,624
Mack-Cali Realty Corp.	6,712	259,352
Plum Creek Timber Co., Inc. Þ	16,106	751,345
ProLogis	3,170	196,318
Public Storage, Inc.	11,384	1,003,272
Rayonier, Inc.	7,185	341,000
Regency Centers Corp.	6,866	456,520
Simon Property Group, Inc.	9,762	969,952
SL Green Realty Corp.	5,872	585,438
Taubman Centers, Inc.	2,373	127,549
Thornburg Mortgage, Inc. Þ	30,013	23,710
Vornado Realty Trust	13,192	1,289,254

		17,420,134

Real Estate Management & Development 0.0%
Forestar Real Estate Group, Inc.	3,486	87,150

Thrifts & Mortgage Finance 1.2%
Astoria Financial Corp.	8,579	204,695
Capitol Federal Financial Þ	671	27,511
Countrywide Financial Corp. Þ	58,644	308,467
Fannie Mae	96,164	2,598,351
Freddie Mac	39,744	1,010,293
Guaranty Financial Group, Inc. Þ	3,681	23,190
Hudson City Bancorp, Inc.	32,390	576,542
IndyMac Bancorp, Inc. Þ	7,955	15,035
MGIC Investment Corp. Þ	12,348	148,423
New York Community Bancorp, Inc. Þ	33,780	693,166
People's United Financial, Inc.	10,840	179,185
PMI Group, Inc. Þ	8,017	47,781
Radian Group, Inc. Þ	7,930	45,439
Sovereign Bancorp, Inc. Þ	56,754	518,732
TFS Financial Corp. Þ	8,558	106,376
Washington Federal, Inc. Þ	8,631	193,248
Washington Mutual, Inc. Þ	104,049	938,522
Webster Financial Corp.	5,289	137,355

		7,772,311

HEALTH CARE 7.0%
Biotechnology 0.4%
Amgen, Inc. *	30,609	1,347,714

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2008

Biogen Idec, Inc. *	23,020	1,444,505

		2,792,219

Health Care Equipment & Supplies 0.7%
Beckman Coulter, Inc.	1,151	79,868
Boston Scientific Corp. *	131,630	1,749,363
Cooper Cos. Þ	2,639	106,748
Covidien, Ltd.	48,981	2,453,458
Hill-Rom Holdings, Inc.	5,053	155,380
Kinetic Concepts, Inc. *	959	41,649

		4,586,466

Health Care Providers & Services 0.6%
Aetna, Inc.	9,151	431,561
AmerisourceBergen Corp.	8,945	369,697
Brookdale Senior Living, Inc. Þ	2,817	74,313
Community Health Systems, Inc. *	8,647	311,551
Coventry Health Care, Inc. *	1,004	46,214
Health Management Associates, Inc., Class A	23,947	185,829
Lifepoint Hospitals, Inc. *	5,358	171,402
McKesson Corp.	2,137	123,198
Omnicare, Inc. Þ	10,558	258,460
Quest Diagnostics, Inc. Þ	1,127	56,812
Tenet Healthcare Corp. *	10,565	62,334
Universal Health Services, Inc., Class B	3,069	199,485
WellPoint, Inc. *	29,404	1,641,331

		3,932,187

Health Care Technology 0.0%
IMS Health, Inc.	1,939	47,001

Life Sciences Tools & Services 0.4%
Applera Corp. - Applied Biosystems	13,663	474,926
Charles River Laboratories International, Inc. *	4,383	281,739
Invitrogen Corp. *	5,766	265,005
PerkinElmer, Inc.	8,865	250,702
Thermo Fisher Scientific, Inc. *	20,974	1,237,886

		2,510,258

Pharmaceuticals 4.9%
Eli Lilly & Co.	50,169	2,415,136
Johnson & Johnson	178,913	11,940,654
King Pharmaceuticals, Inc. *	24,081	247,071
Merck & Co., Inc.	37,269	1,452,000
Pfizer, Inc.	693,601	13,428,115
Watson Pharmaceuticals, Inc. * Þ	4,246	121,266
Wyeth	63,013	2,802,188

		32,406,430

INDUSTRIALS 10.5%
Aerospace & Defense 1.8%
Alliant Techsystems, Inc. * Þ	455	49,395
DRS Technologies, Inc.	3,803	299,600
General Dynamics Corp.	34,447	3,174,291
Honeywell International, Inc.	11,096	661,544
L-3 Communications Holdings, Inc.	8,213	881,994

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2008

Northrop Grumman Corp.	31,958	2,411,551
Raytheon Co.	21,231	1,355,812
Spirit AeroSystems Holdings, Inc., Class A	1,269	37,854
United Technologies Corp.	38,328	2,722,821

		11,594,862

Air Freight & Logistics 0.1%
FedEx Corp.	4,897	449,104

Airlines 0.1%
Northwest Airlines Corp.	8,766	61,888
Southwest Airlines Co. Þ	57,309	748,456
UAL Corp. Þ	5,058	43,195
US Airways Group, Inc. * Þ	8,041	31,842

		885,381

Building Products 0.2%
Armstrong World Industries, Inc. Þ	1,921	62,394
Lennox International, Inc.	4,095	131,941
Masco Corp. Þ	35,162	651,903
Owens Corning, Inc.	10,896	281,444
USG Corp. * Þ	7,919	269,642

		1,397,324

Commercial Services & Supplies 0.3%
Allied Waste Industries, Inc. *	27,939	376,338
Avery Dennison Corp.	1,420	73,244
Cintas Corp.	3,204	94,582
Copart, Inc. *	453	20,385
Pitney Bowes, Inc.	3,734	135,582
R.R. Donnelley & Sons Co.	21,752	714,118
Republic Services, Inc.	1,652	54,400
Steelcase, Inc. * Þ	1,574	19,832
Waste Management, Inc.	21,288	807,454

		2,295,935

Construction & Engineering 0.1%
KBR, Inc.	16,680	578,963
Shaw Group, Inc.	678	41,358
URS Corp. *	6,483	309,952

		930,273

Electrical Equipment 0.2%
Cooper Industries, Inc.	12,265	571,917
Emerson Electric Co.	13,282	772,747
Hubbell, Inc., Class B	3,681	172,160

		1,516,824

Industrial Conglomerates 4.7%
3M Co.	4,555	353,286
Carlisle Cos. Þ	4,466	149,298
General Electric Co.	903,898	27,767,747
Teleflex, Inc.	3,873	229,630
Tyco International, Ltd.	48,981	2,213,451

		30,713,412

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2008

Machinery 1.9%
AGCO Corp. *	3,128	189,025
Crane Co.	5,033	229,756
Deere & Co.	42,328	3,442,959
Dover Corp.	12,846	694,712
Eaton Corp.	14,348	1,387,165
Flowserve Corp.	569	78,818
Gardner Denver, Inc. *	5,226	277,291
Illinois Tool Works, Inc.	11,738	630,331
Ingersoll-Rand Co., Ltd., Class A	25,254	1,112,186
ITT Corp.	15,714	1,037,124
Kennametal, Inc.	3,234	124,994
Lincoln Electric Holdings, Inc.	1,343	110,771
Pall Corp.	1,058	43,177
Parker Hannifin Corp.	17,170	1,453,784
Pentair, Inc.	9,862	369,135
SPX Corp.	5,178	688,053
Timken Co.	9,378	343,516
Trinity Industries, Inc. Þ	1,000	40,850

		12,253,647

Marine 0.0%
Alexander & Baldwin, Inc. Þ	4,240	218,233

Road & Rail 1.0%
Avis Budget Group, Inc.	6,487	90,299
Burlington Northern Santa Fe Corp.	2,006	226,778
Con-Way, Inc.	992	48,419
CSX Corp.	33,047	2,282,226
Hertz Global Holdings, Inc.	11,027	145,777
Kansas City Southern * Þ	3,029	151,329
Norfolk Southern Corp.	19,120	1,288,306
Ryder System, Inc.	5,735	421,121
Union Pacific Corp.	20,558	1,692,129
YRC Worldwide, Inc. * Þ	5,683	99,225

		6,445,609

Trading Companies & Distributors 0.1%
GATX Corp.	2,889	142,457
United Rentals, Inc.	8,480	174,603
W.W. Grainger, Inc. Þ	1,084	98,926

		415,986

INFORMATION TECHNOLOGY 3.3%
Communications Equipment 0.5%
ADC Telecommunications, Inc. *	11,590	182,427
CommScope, Inc. *	511	28,028
JDS Uniphase Corp. * Þ	9,789	121,090
Juniper Networks, Inc. *	14,378	395,682
Motorola, Inc.	228,749	2,134,228
Tellabs, Inc. * Þ	39,538	215,087

		3,076,542

Computers & Peripherals 1.0%
International Business Machines Corp.	27,540	3,564,502

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2008

Lexmark International, Inc., Class A *	4,262	157,097
NCR Corp. *	14,484	383,247
QLogic Corp. *	1,420	22,422
SanDisk Corp. *	9,157	259,235
Seagate Technology, Inc.	29,746	637,159
Sun Microsystems, Inc. *	58,369	755,878
Teradata Corp.	15,557	420,195
Western Digital Corp. *	15,395	577,774

		6,777,509

Electronic Equipment & Instruments 0.5%
Arrow Electronics, Inc. *	5,509	168,906
Avnet, Inc. *	6,101	180,101
AVX Corp. Þ	4,009	53,400
Ingram Micro, Inc., Class A	14,337	259,930
Jabil Circuit, Inc.	6,730	85,606
Molex, Inc.	5,848	162,808
Sanmina-SCI Corp. *	40,742	61,113
Tech Data Corp. *	5,434	198,830
Tyco Electronics, Ltd.	48,981	1,965,118
Vishay Intertechnology, Inc. *	15,185	153,065

		3,288,877

IT Services 0.4%
Affiliated Computer Services, Inc., Class A *	5,322	288,452
Computer Sciences Corp. *	16,172	794,854
Convergys Corp. *	12,588	203,044
Electronic Data Systems Corp.	21,122	517,278
Fidelity National Information Services, Inc.	2,988	120,357
Genpact, Ltd.	541	7,844
Hewitt Associates, Inc., Class A *	3,111	121,827
Metavante Technologies, Inc.	8,536	217,327
Unisys Corp. *	34,368	173,902
Western Union Co.	4,352	102,881

		2,547,766

Office Electronics 0.2%
Xerox Corp.	92,636	1,257,997

Semiconductors & Semiconductor Equipment 0.3%
Advanced Micro Devices, Inc. * Þ	35,377	243,394
Atmel Corp. *	44,384	198,396
Cree, Inc. * Þ	6,655	169,170
Fairchild Semiconductor International, Inc. *	7,190	107,850
Integrated Device Technology, Inc.	11,240	126,787
International Rectifier Corp. *	5,547	128,579
Intersil Corp., Class A	5,673	158,107
LSI Corp. *	26,656	193,789
Micron Technology, Inc. *	50,381	406,575
Novellus Systems, Inc. *	3,517	84,021
Rambus, Inc. * Þ	2,173	44,894
Teradyne, Inc. *	8,494	116,708

		1,978,270

Software 0.4%
CA, Inc.	15,260	405,001

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2008

Cadence Design Systems, Inc. *	18,637	216,562
Compuware Corp. *	5,122	52,193
Fair Isaac Corp. Þ	4,479	113,184
Novell, Inc. *	29,984	212,287
Symantec Corp. *	71,605	1,555,977
VMware, Inc., Class A * Þ	669	45,940

		2,601,144

MATERIALS 4.5%
Chemicals 2.2%
Air Products & Chemicals, Inc.	11,325	1,154,244
Airgas, Inc.	489	28,934
Ashland, Inc.	5,546	297,654
Cabot Corp. Þ	1,873	60,011
Celanese Corp., Ser. A	4,497	219,004
Chemtura Corp.	22,338	195,011
Cytec Industries, Inc.	4,161	262,809
Dow Chemical Co.	94,207	3,805,963
E.I. DuPont de Nemours & Co.	76,771	3,678,099
Eastman Chemical Co.	7,886	604,146
FMC Corp.	7,568	559,881
Huntsman Corp.	9,414	206,449
International Flavors & Fragrances, Inc.	2,041	85,640
Lubrizol Corp.	5,047	283,137
Mosaic Co. *	8,730	1,094,043
PPG Industries, Inc.	16,225	1,022,662
Rohm & Haas Co.	6,244	337,051
RPM International, Inc.	1,673	41,039
Scotts Miracle-Gro Co., Class A	3,504	98,813
Sigma-Aldrich Corp.	9,058	532,248
Valspar Corp.	8,938	201,641
Westlake Chemical Corp. Þ	1,896	32,895

		14,801,374

Containers & Packaging 0.2%
Bemis Co., Inc. Þ	10,337	274,964
Owens-Illinois, Inc. *	1,038	59,394
Sealed Air Corp.	13,763	335,267
Smurfit-Stone Container Corp. *	25,203	169,616
Sonoco Products Co.	9,883	342,150
Temple-Inland, Inc. Þ	10,458	152,373

		1,333,764

Metals & Mining 1.6%
Alcoa, Inc.	80,483	3,266,805
Carpenter Technology Corp.	2,157	119,066
Commercial Metals Co.	11,783	431,258
Freeport-McMoRan Copper & Gold, Inc.	6,629	767,042
Newmont Mining Corp.	24,505	1,164,723
NuCor Corp.	23,108	1,728,478
Reliance Steel & Aluminum Co.	5,858	398,168
Steel Dynamics, Inc.	12,532	452,405
United States Steel Corp.	11,693	2,019,498

		10,347,443

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2008

Paper & Forest Products 0.5%
Domtar Corp. *	24,453	167,992
International Paper Co.	43,046	1,171,712
Louisiana-Pacific Corp. Þ	10,310	125,163
MeadWestvaco Corp.	17,168	441,733
Weyerhaeuser Co.	21,338	1,329,998

		3,236,598

TELECOMMUNICATION SERVICES 6.2%
Diversified Telecommunication Services 5.7%
AT&T, Inc.	609,330	24,312,267
CenturyTel, Inc.	10,824	383,278
Citizens Communications Co. Þ	26,404	307,871
Embarq Corp.	14,929	706,440
Qwest Communications International, Inc. * Þ	150,371	729,299
Verizon Communications, Inc.	286,934	11,038,351
Windstream Corp.	19,917	265,693

		37,743,199

Wireless Telecommunication Services 0.5%
Clearwire Corp. Þ	2,293	32,492
Crown Castle International Corp. *	4,170	177,183
Sprint Nextel Corp.	277,964	2,601,743
Telephone & Data Systems, Inc.	5,597	266,809
U.S. Cellular Corp. *	1,115	69,833

		3,148,060

UTILITIES 6.9%
Electric Utilities 3.8%
American Electric Power Co., Inc.	39,409	1,668,183
CMS Energy Corp.	22,187	345,895
Consolidated Edison, Inc. Þ	26,735	1,104,156
DPL, Inc. Þ	5,186	147,386
Duke Energy Corp.	124,470	2,300,206
Edison International	32,199	1,713,953
Entergy Corp.	19,495	2,354,411
Exelon Corp.	36,429	3,205,752
FirstEnergy Corp.	30,126	2,371,218
FPL Group, Inc.	40,165	2,711,941
Great Plains Energy, Inc. Þ	8,499	222,929
Hawaiian Electric Industries, Inc. Þ	8,100	213,678
Mirant Corp.	6,662	270,610
Northeast Utilities	15,274	398,804
NRG Energy, Inc. *	4,670	194,225
Pepco Holdings, Inc.	19,082	515,977
Pinnacle West Capital Corp.	9,906	334,625
PPL Corp.	9,688	497,091
Progress Energy, Inc.	25,484	1,089,696
Sierra Pacific Resources	19,725	267,668
Southern Co.	74,300	2,689,660

		24,618,064

Gas Utilities 0.6%
AGL Resources, Inc.	7,688	274,462
Atmos Energy Corp.	8,777	240,402

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2008

Energen Corp.	7,089	531,321
Equitable Resources, Inc.	3,104	217,994
National Fuel Gas Co. Þ	8,250	497,557
ONEOK, Inc.	10,267	513,966
Questar Corp.	11,212	720,035
Southern Union Co.	10,624	282,598
UGI Corp.	10,499	283,263

		3,561,598

Independent Power Producers & Energy Traders 0.2%
Constellation Energy Group, Inc.	3,991	344,144
Dynegy, Inc., Class A *	28,006	263,816
Reliant Energy, Inc. *	33,762	862,957

		1,470,917

Multi-Utilities 2.3%
Alliant Energy Corp.	11,241	421,987
Ameren Corp.	20,460	929,907
Dominion Resources, Inc.	57,557	2,664,889
DTE Energy Co.	16,180	715,803
Energy East Corp.	15,618	395,292
Integrys Energy Group, Inc. Þ	7,480	384,098
MDU Resources Group, Inc.	17,970	593,549
NiSource, Inc. Þ	27,085	489,968
NSTAR Þ	10,556	353,943
OGE Energy Corp.	9,067	304,198
PG&E Corp.	34,738	1,375,277
Public Service Enterprise Group, Inc.	50,131	2,218,798
Puget Energy, Inc.	12,816	358,720
SCANA Corp.	11,530	462,814
Sempra Energy Þ	24,741	1,430,277
TECO Energy, Inc. Þ	20,716	421,985
Vectren Corp. Þ	7,560	223,020
Wisconsin Energy Corp.	11,558	555,246
Xcel Energy, Inc. Þ	42,546	906,655

		15,206,426

Water Utilities 0.0%
Aqua America, Inc. Þ	12,213	208,598

Total Common Stocks (cost $564,066,817)		651,152,843

EXCHANGE TRADED FUND 0.5%
iShares Russell 1000 Value Index Fund (cost $2,908,429)	39,589	3,021,433

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund

May 31, 2008

SHORT-TERM INVESTMENTS 6.4%

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bills:
1.44%, 06/12/2008 ß ƒ	$25,000	24,990
1.89%, 08/28/2008 ß ƒ	100,000	99,548

		124,538

	Shares	Value

MUTUAL FUND SHARES 6.4%
Evergreen Institutional Money Market Fund, Class I, 2.52% q ø	433,512	433,512
Navigator Prime Portfolio, 2.74% § ÞÞ	41,330,183	41,330,183

		41,763,695

Total Short-Term Investments (cost $41,888,233)		41,888,233

Total Investments (cost $608,863,479) 106.1%		696,062,509
Other Assets and Liabilities (6.1%)		(40,004,651)

Net Assets 100.0%		$656,057,858

*	Non-income producing security
Þ	All or a portion of this security is on loan.
°

Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $8,540,212 at May 31, 2008. The Fund earned $474,870 of income from Wachovia Corporation during the year ended May 31, 2008 which is included in income from affiliates.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ÞÞ	All or a portion of this security represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of May 31, 2008:

Financials	26.6%
Energy	18.1%
Industrials	10.6%
Consumer Staples	9.0%
Consumer Discretionary	7.1%
Health Care	7.1%
Utilities	6.9%
Telecommunication Services	6.3%
Materials	4.5%
Information Technology	3.3%
Other	0.5%

100.0%

See Combined Notes to Financial Statements

Market Index Value Fund

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2008

Assets
Investments in securities, at value (cost $599,889,755) including $49,446,113 of securities loaned	$690,549,315
Investments in affiliates, at value (cost $8,973,724)	5,513,194

Total investments	696,062,509
Receivable for securities sold	1,328,060
Dividends receivable	1,669,006
Receivable for daily variation margin on open futures contracts	3,360
Receivable for securities lending income	31,916
Receivable from investment advisor	6,110

Total assets	699,100,961

Liabilities
Payable for securities purchased	1,623,154
Payable for securities on loan	41,330,183
Due to related parties	5,514
Accrued expenses and other liabilities	84,252

Total liabilities	43,043,103

Net assets	$656,057,858

Net assets represented by
Paid-in capital	$513,591,811
Undistributed net investment income	19,213,128
Accumulated net realized gains on investments	35,980,591
Net unrealized gains on investments	87,272,328

Total net assets	$656,057,858

Shares outstanding (unlimited number of shares authorized) Class I	50,511,708

Net asset value per share Class I	$12.99

See Combined Notes to Financial Statements

Market Index Value Fund

STATEMENT OF OPERATIONS

Year Ended May 31, 2008

Investment income
Dividends (net of foreign withholding taxes of $956)	$19,236,484
Income from affiliates	506,160
Securities lending	325,526
Interest	3,322

Total investment income	20,071,492

Expenses
Advisory fee	2,393,374
Administrative services fee	745,151
Transfer agent fees	220
Trustees' fees and expenses	16,006
Printing and postage expenses	12,729
Custodian and accounting fees	189,296
Professional fees	46,319
Other	23,269

Total expenses	3,426,364
Less: Expense reductions	(13,480)
Fee waivers and expense reimbursements	(3,229,641)

Net expenses	183,243

Net investment income	19,888,249

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	35,814,844
Futures contracts	(187,071)

Net realized gains on investments	35,627,773
Net change in unrealized gains or losses on investments	(159,115,269)

Net realized and unrealized gains or losses on investments	(123,487,496)

Net decrease in net assets resulting from operations	$(103,599,247)

See Combined Notes to Financial Statements

Market Index Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2008		2007

Operations
Net investment income		$19,888,249		$16,805,892
Net realized gains on investments		35,627,773		26,175,337
Net change in unrealized gains or losses on investments		(159,115,269)		105,995,232

Net increase (decrease) in net assets resulting from operations		(103,599,247)		148,976,461

Distributions to shareholders from
Net investment income		(16,404,231)		(20,329,523)
Net realized gains		(26,889,734)		(143,965,390)

Total distributions to shareholders		(43,293,965)		(164,294,913)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	0	0	10,912,143	195,000,000
Net asset value of shares issued in reinvestment of distributions	3,138,747	43,293,965	11,272,416	164,294,913
Payment for shares redeemed	(6,213,595)	(80,000,000)	(697,837)	(10,000,000)

Net increase (decrease) in net assets resulting from capital share transactions		(36,706,035)		349,294,913

Total increase (decrease) in net assets		(183,599,247)		333,976,461
Net assets
Beginning of period		839,657,105		505,680,644

End of period		$656,057,858		$839,657,105

Undistributed net investment income		$19,213,128		$16,380,846

See Combined Notes to Financial Statements

COMBINED NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Market Index Fund (“Market Index Fund”), Evergreen Market Index Growth Fund (“Market Index Growth Fund”) and Evergreen Market Index Value Fund (“Market Index Value Fund”), (collectively, the “Funds”) are each a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund offers Class I shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Futures contracts

In order to gain exposure to, or protect against changes in, security values, each Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by each Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in each Statement of Assets and Liabilities as an asset or liability and in each Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

COMBINED NOTES TO FINANCIAL STATEMENTS continued

d. Securities lending

Each Fund may lend its securities to certain qualified brokers in order to earn additional income. The Funds receive compensation in the form of fees or interest earned on the investment of any cash collateral received. The Funds also continue to receive interest and dividends on the securities loaned. The Funds receive collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Funds could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. Each Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (‘‘FIN 48’’) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds’ financial statements have not been impacted by the adoption of FIN 48. Each Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after May 31, 2004.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to each Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to real estate investment trusts. During the year ended May 31, 2008, the following amounts were reclassified:

	Market Index Fund	Market Index Growth Fund	Market Index Value Fund

Undistributed net investment income	$(170,874)	$(100,344)	$(651,736)
Accumulated net realized gains on investments	170,874	100,344	651,736

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Funds and is paid an annual fee starting at 0.32% and declining to 0.25% as the average daily net assets of each Fund increase. For the year ended May 31, 2008, the advisory fee was equivalent to 0.32% of each Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2008, EIMC waived its advisory fees and reimbursed other expenses as follows:

COMBINED NOTES TO FINANCIAL STATEMENTS continued

	Fees Contractually Waived	Other Expenses Contractually Reimbursed	Other Expenses Voluntarily Reimbursed

Market Index Fund	$1,498,958	$383,137	$140,527
Market Index Growth Fund	2,716,378	377,534	594,209
Market Index Value Fund	2,393,374	312,717	523,550

Each Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate(s) on each Fund’s Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to each Fund upon the assignment of each Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by each Fund. The administrator provides each Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Funds. ESC receives account fees that vary based on the type of account held by the shareholders in each Fund.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended May 31, 2008:

	Cost of Purchases	Proceeds from Sales

Market Index Fund	$33,165,270	$180,875,827
Market Index Growth Fund	202,384,861	382,931,584
Market Index Value Fund	198,577,467	245,134,399

At May 31, 2008, Market Index Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at May 31, 2008	Unrealized Gain (Loss)

June 2008	25 E-Mini S&P 500 Futures	$1,641,091	$1,750,750	$109,659

At May 31, 2008, Market Index Growth Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at May 31, 2008	Unrealized Gain (Loss)

June 2008	8 E-Mini S&P 500 Futures	$551,036	$560,240	$9,204
June 2008	1 S&P 500 Futures	328,757	350,150	21,393

At May 31, 2008, Market Index Value Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at May 31, 2008	Unrealized Gain (Loss)

June 2008	9 E-Mini S&P 500 Futures	$621,151	$630,270	$9,119
June 2008	3 S&P 500 Futures	986,271	1,050,450	64,179

COMBINED NOTES TO FINANCIAL STATEMENTS continued

During the year ended May 31, 2008, each Fund loaned securities to certain brokers. At May 31, 2008, the value of securities on loan and the total value of collateral (including the market value of U.S. government agency obligations received as non-cash collateral) were as follows:

			Components of Collateral

	Value of Securities on Loan	Total Value of Collateral	Value of Cash Collateral	Value of Non-Cash Collateral

Market Index Fund	$22,593,525	$23,228,368	$19,771,121	$3,457,247
Market Index Growth Fund	50,679,506	51,668,248	45,475,385	6,192,863
Market Index Value Fund	49,446,113	51,079,369	41,330,183	9,749,186

On May 31, 2008, composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities for federal income tax purposes was as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Market Index Fund	$249,999,515	$143,024,665	$22,543,890	$120,480,775
Market Index Growth Fund	554,990,427	244,497,451	25,192,625	219,304,826
Market Index Value Fund	608,919,898	162,027,437	74,884,826	87,142,611

For income tax purposes, capital losses incurred after October 31 within the Funds’ fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2008, Market Index Value Fund incurred and will elect to defer post-October losses of $1,943,148.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Funds may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Funds to borrow from, or lend money to, other participating funds. During the year ended May 31, 2008, the Funds did not participate in the interfund lending program.

6. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Unrealized Appreciation	Post-October Losses	Temporary Book/Tax Differences

Market Index Fund	$9,254,348	$34,969,490	$120,480,775	$0	$(19,737)
Market Index Growth Fund	11,149,343	44,009,900	219,304,823	0	(25,942)
Market Index Value Fund	23,579,862	33,711,319	87,142,611	1,943,148	(24,597)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, futures contracts and real estate investment trusts. Additionally, short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

COMBINED NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended May 31, 2008		Year Ended May 31, 2007

	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain

Market Index Fund	$9,112,299	$7,045,386	$11,565,258	$87,788,507
Market Index Growth Fund	10,560,482	9,119,922	9,699,900	34,929,033
Market Index Value Fund	17,299,127	25,994,838	25,761,936	138,532,977

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Funds’ custodian, a portion of fund expenses for each Fund has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Funds may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Funds and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with annual commitment fee of 0.08%. During the year ended May 31, 2008, the Funds had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

COMBINED NOTES TO FINANCIAL STATEMENTS continued

11. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Funds does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Funds does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Report of Independent Registered Public Accounting Firm

Board of Trustees and Shareholders

Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, each a series of the Evergreen Equity Trust, as of May 31, 2008, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, as of May 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 25, 2008

ADDITIONAL INFORMATION (unaudited)

Federal Tax Distributions

Pursuant to Section 852 of the Internal Revenue Code, the Funds have designated aggregate capital gain distributions as follows for the fiscal year ended May 31, 2008:

Market Index Fund	$7,045,386
Market Index Growth Fund	9,119,922
Market Index Value Fund	25,994,838

For corporate shareholders, the following percentage of ordinary income dividends paid during the fiscal year ended May 31, 2008 qualified for the dividends received deduction:

Market Index Fund	96.32%
Market Index Growth Fund	98.10%
Market Index Value Fund	90.24%

With respect to dividends paid from investment company taxable income during the fiscal year ended May 31, 2008, the Funds designated the following percentage of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code:

Market Index Fund	87.00%
Market Index Growth Fund	81.58%
Market Index Value Fund	93.62%

Pursuant to Section 871 of the Internal Revenue Code, the following has been designated as Qualified Short-Term Gains for purposes of exempting withholding of tax on distributions to nonresident alien shareholders:

Market Index Fund	$0
Market Index Growth Fund	989,464
Market Index Value Fund	4,342,144

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

574181 rv3 07/2008

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant’s Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the three series of the Registrant’s annual financial statements for the fiscal years ended May 31, 2008 and May 31, 2007, and fees billed for other services rendered by KPMG LLP.

	2008	2007

Audit fees	$68,500	$62,900
Audit-related fees	0	0
Tax fees	0	0
Non-audit fees (1)	1,062,374	908,367
All other fees	0	0

Total fees	$1,130,874	$971,267

(1)

Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds

Evergreen Income Advantage Fund
Evergreen Multi-Sector Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund
Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting.

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:

Dennis H. Ferro
Principal Executive Officer

Date: July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

Dennis H. Ferro
Principal Executive Officer

Date: July 30, 2008

By:

Jeremy DePalma
Principal Financial Officer

Date: July 30, 2008